As filed with the Securities and Exchange	Registration No. 33-57244
Commission on February 9, 2004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 18	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on February 10, 2004, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2003, is incorporated into Part A of this Post-Effective Amendment No. 18 to Registration Statement on Form N-6 (File No. 33-57244) by reference to Registrant's filings under Rules 485(a), as filed on December 12, 2003; 485(b), as filed on April 17, 2003; and 497(e), as filed on June 19, 2003, August 26, 2003, and October 24, 2003, (File No. 33-57244).

SELECTHLIFE II

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

Supplement dated February 10, 2004, to the Prospectus dated May 1, 2003

This supplement amends certain information contained in the prospectus dated May 1, 2003, as amended on June 19, 2003, August 26, 2003, and October 24, 2003. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

The "Investment Options" section on page 4 of the prospectus is hereby deleted and replaced with the following:
Investment Options See The Investment Options, page 12.	You may allocate your net premiums to the SelectHLife Variable Account (the "variable account") and our fixed account.

  The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.

  ;We credit interest on amounts allocated to the fixed account. The guaranteed minimum interest rate we credit is 3.00% per year (4.00% per year for policies with policy dates prior to February 17, 2004). ;

We may, in our sole discretion, credit interest in excess of the guaranteed minimum interest rate.
The fixed account is not available under policies issued in New Jersey.

131179	Page 1 of 10	February 2004

The "Loans" section on page 5 of the prospectus is hereby deleted and replaced with the following:
Loans See Loans, page 31.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
;Generally, a loan must be at least $500 and may not exceed 90% (75% for policies with policy dates prior to February 17, 2004) of your surrender value. ;
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.

  ;We credit amounts held in the loan account with interest. For policies with policy dates on or after February 17, 2004, we credit interest at a current annual rate of 3.00% (guaranteed not to be less than 3.00%). For policies with policy dates prior to February 17, 2004, the current annual interest rate is 5.50% (guaranteed not to be less than 4.00%).

We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76% (7.40% for policies with policy dates prior to February 17, 2004).

  After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 2.91% (5.21% for policies with policy dates prior to February 17, 2004) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals. ;

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.

The "Partial Withdrawals" section on page 5 of the prospectus is hereby deleted and replaced with the following:
Partial Withdrawals See Partial Withdrawals, page 35.	After the first policy year, you may withdraw part of your policy's surrender value.

  ;We currently allow only one partial withdrawal each policy year. For policies with policy dates on or after February 7, 2004, 12 partial withdrawals are allowed each policy year after the tenth policy year. ;

A partial withdrawal must be at least $500.
In policy years two through 15 you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and your policy value.
Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.

131179	Page 2 of 10	February 2004

The "Investment Risk" section on page 7 of the prospectus is hereby deleted and replaced with the following:
Investment Risk See The Variable Account, page 13.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the sub-accounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
;You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00% (4.00% per year for policies with policy dates prior to February 17, 2004). ;

131179	Page 3 of 10	February 2004

The Periodic Fees and Charges table on page 9 of the prospectus is deleted and replaced with following:

Periodic Fees and Charges The following tables describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges.

;For policies with policy dates prior to February 17, 2004 ;

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Minimum Rates per $1,000 of insurance coverage -
$0.06 - current and guaranteed.
Maximum Rates per $1,000 of insurance coverage -
$7.52 - current.
$11.26 - guaranteed.
Rates for a representative insured person per $1,000 of insurance coverage -
$0.16 - current.
$0.20 - guaranteed.
The representative insured person is a male, age 40 in the preferred nonsmoker risk class.
Administrative Charge	On the monthly processing date.	$8.25 - current.
$12 - guaranteed.
Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and lower thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	7.40% annually of the amount held in the loan account for non-preferred loans.
5.21% annually of the amount held in the loan account for preferred loans.

[2]

The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates that apply to you depend on the amount of your insurance coverage and the insured person's age at issue, gender and risk class and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[3]

The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 21 for the monthly rate without rounding.

131179	Page 4 of 10	January 2004

;For policies with policy dates on or after February 17, 2004 ;
Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	;Minimum Rates per $1,000 of insurance coverage -
$0.06 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of insurance coverage -
$5.74 - current.
$11.26 - guaranteed.
Rates for a representative insured person per $1,000 of insurance coverage -
$0.16 - current.
$0.20 - guaranteed.
The representative insured person is a male, age 40 in the preferred nonsmoker risk class with $100,000 or more of insurance coverage. ;
Administrative Charge	On the monthly processing date.	;$10 (current and guaranteed). ;
Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and zero thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	4.76% (current and guaranteed) annually of the amount held in the loan account for non-preferred loans.
2.91% (guaranteed not to exceed 3.38%) annually of the amount held in the loan account for preferred loans.

[2]

The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates that apply to you depend on the amount of your insurance coverage and the insured person's age at issue, gender and risk class and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[3]

The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 21 for the monthly rate without rounding.

131179	Page 5 of 10	February 2004

The Optional Rider Fees and Charges table which begins on page 9 of the prospectus is amended to include the following:
Term Insurance Rider* ; (Available only on policies with policy dates on or after February 17, 2004.) ;	On the monthly processing date to age 95.	;Minimum Rates per $1,000 of rider benefit -
$0.04 - current.
$0.11 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$4.58 - current.
$9.48 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
$0.09 - current.
$0.25 - guaranteed.
The representative insured person is a male, age 40 in the preferred non-tobacco risk class. ;

*

The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

The first paragraph of the "Fixed Account" sub-section on page 12 of the prospectus is hereby deleted and replaced with the following:
The Fixed Account

;You may allocate all or a part of your net premium and transfer your policy value into the fixed account (except for policies issued in New Jersey). We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00% (4.00% per year for policies with policy dates prior to February 17, 2004). Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account. ;

The first paragraph of the "Purchasing a Policy" section on page 15 of the prospectus is hereby deleted and replaced with the following:

Purchasing a Policy

To purchase a policy you must submit an application to us. On that application you will, among other things, select:
;The amount of your insurance coverage (which generally must be at least $50,000 ($25,000 for policies with policy dates prior to February 17, 2004)); ;
Your initial death benefit option; and
Any riders or optional benefits.

131179	Page 6 of 10	February 2004

The "Administrative Charge" sub-section on page 20 of the prospectus is hereby deleted and replaced with the following:

;Administrative Charge. The monthly administrative charge for policies with policy dates prior to February 17, 2004 is currently $8.25 and is guaranteed not to exceed $12.
The monthly administrative charge for policies with policy dates on or after February 17, 2004 is $10. ;

The administrative charge helps compensate us for the costs associated with administering the policies.

The "Mortality and Expense Risk Charge" sub-section on page 21 of the prospectus is hereby deleted and replaced with the following:

;Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value. For policies with policy dates prior to February 17, 2004, after the tenth policy year this charge is currently 0.0375% per month (0.45% annually), guaranteed not to exceed 0.075% per month (0.90% annually). For policies with policy dates on or after February 17, 2004, after the tenth policy year this charge is eliminated. ;

The first paragraph of the "Death Benefits" section on page 22 of the prospectus is hereby deleted and replaced with the following:

Death Benefits

;You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $50,000 ($25,000 for policies with policy dates prior to February 17, 2004) of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

For policies with policy dates on or after February 17, 2004, you can combine the long-term advantages of permanent life insurance with the flexibility and short-term advantages of term life insurance through the policy. The base policy provides the permanent element of your coverage. The term insurance rider provides the term insurance element of your coverage. ;

It may be to your economic advantage to include part of your insurance coverage under the term insurance rider. The term insurance rider has no cash value, however, and provides no growth potential. Both the cost of insurance under the term insurance rider and the cost of insurance under the base policy are deducted monthly from your policy value and generally increase with the age of the insured person.

131179	Page 7 of 10	February 2004

The seventh and eighth paragraphs of the "Changes in the Amount of Your Insurance Coverage" sub-section which begins on page 22 of the prospectus are hereby deleted and replaced with the following:

;You may not decrease the amount of your insurance coverage below $50,000 ($25,000 for policies with policy dates prior to February 17, 2004). You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order: ;

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.

Decreases in insurance coverage may result in:
A shortened death benefit guarantee period if the term insurance rider is attached;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.

The tenth paragraph of the "Death Benefit Options" sub-section which begins on page 24 of the prospectus is hereby deleted and replaced with the following:

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the term insurance rider to your policy.

The third paragraph of the "Death Benefit Guarantee " sub-section which begins on page 25 of the prospectus is hereby deleted and replaced with the following:

The death benefit guarantee is standard on every policy. It provides a guarantee that your policy will not lapse until the insured person reaches age 65 or for five policy years, if longer, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. The guarantee period may be shorter if your policy is rated substandard or if you have added the term insurance rider to your policy. There is no charge for this guarantee.

131179	Page 8 of 10	February 2004

The "Optional Rider Benefits" sub-section which begins on page 26 of the prospectus is amended to include the following:

Term Insurance Rider. The term insurance rider provides an additional level term insurance benefit if the insured person dies before age 95. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the term insurance rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider will be different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges);
The policy's periodic fees and charges do not apply to coverage under this rider;
This rider does not have a surrender charge; and
The rider will shorten the death benefit guarantee period of the base policy.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

The first paragraph of the "Loans" sub-section which begins on page 31 of the prospectus is hereby deleted and replaced with the following:

Loans

;You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% (75% for policies with policy dates prior to February 17, 2004) of the surrender value of your policy. After age 65, we currently allow you to borrow 100% of the surrender value. If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary. ;

131179	Page 9 of 10	February 2004

The first, second and third paragraphs of the "Loan Interest" sub-section which begins on page 31 of the prospectus are hereby deleted in their entirety and replaced with the following:

;Loan Interest. We credit amounts held in the loan account with interest. For policies with policy dates on or after February 17, 2004, we credit interest at a current annual rate of 3.00% (guaranteed not to be less than 3.00%). For policies with policy dates prior to February 17, 2004, the current annual interest rate is 5.50% (guaranteed not to be less than 4.00%). Interest we credit is allocated to the sub-accounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise. ;

We also charge interest on loans. Interest is payable in advance and for policies with policy dates prior to February 17, 2004 the annual interest rate charged is 7.40%. For policies with policy dates on or after February 17, 2004 the annual interest rate charged is 4.76%.

After the tenth policy year, the annual interest rate which we charge will be reduced for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.

;Loans with this reduced interest rate are preferred loans. For policies with policy dates prior to February 17, 2004 the reduced annual interest rate charged is 5.21%. For policies with policy dates on or after February 17, 2004 the reduced annual interest rate charged is currently 2.91% (guaranteed not to exceed 3.38% per year). ;

The first paragraph of the "Partial Withdrawals" sub-section beginning on page 35 of the prospectus is hereby deleted in their entirety and replaced with the following:

Partial Withdrawals

;Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is allowed each policy year. For policies with policy dates on or after February 17, 2004, 12 partial withdrawals are allowed each policy year after the tenth policy year. A partial withdrawal must be at least $500. In policy years two through 15 you may not withdraw more than 20% of your surrender value. ;

The fifth paragraph of the "Effects of a Partial Withdrawal" sub-section which begins on page 35 of the prospectus is hereby deleted and replaced with the following:

;We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $50,000 ($25,000 for policies with policy dates prior to February 17, 2004). ;

The following paragraph is hereby added to page 51 of the prospectus immediately preceding the "Legal Proceedings" section:

Trading - Industry Developments

As with many financial services companies, the company and affiliates of the company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The company is also reviewing its policies and procedures in this area.

131179	Page 10 of 10	February 2004
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2003, is incorporated into Part B of this Post-Effective Amendment No. 18 to Registration Statement on Form N-6 (File No. 33-57244) by reference to Registrant's filings under Rules 485(a), as filed on December 12, 2003; 485(b), as filed on April 17,2003; and 497(e), as filed on June 19, 2003, and August 26, 2003, (File No. 33-57244).

SELECTHLIFE II

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

Supplement dated February 10, 2004, to the Statement of Additional Information dated May 1, 2003

This supplement amends certain information contained in the Statement of Additional Information dated May 1, 2003, as amended on June 19, 2003 and August 26, 2003. Please read it carefully and keep it with your Statement of Additional Information for future reference.

______________________________________________________________________

The sixth and seventh paragraphs of the "Distribution of the Policies" section which begins on page 2 of the Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

We may pay a distribution allowance of up to 100% of premium we receive up to the minimum amount of premium necessary to maintain the death benefit guarantee for the first policy year and lower thereafter.

The "Financial Statements" section on page 6 of the Statement of Additional Information is updated to include unaudited financial data for the Variable Account and for ReliaStar Life Insurance Company for the nine-month period ended September 30, 2003.

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Financial Statements-Unaudited
Nine months ended September 30, 2003

Contents

Financial Statements - Unaudited

Statement of Assets and Liabilities	9-30-03 S-2
Statement of Operations	9-30-03 S-17
Statements of Changes in Net Assets	9-30-03 S-31
Notes to Financial Statements	9-30-03 S-48

The accompanying notes are an integral part of these financial statements. 9-30-03 S-1

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

This page intentionally left blank.

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	Mid Cap	Small
	Trends	Growth	All Cap	Growth	Capitalization

Assets
Investments in mutual
funds at fair value	$ 4,822	$ 43,076	$ 4,340	$ 26,568	$ 7,099

Total assets	4,822	43,076	4,340	26,568	7,099

Net assets	$ 4,822	$ 43,076	$ 4,340	$ 26,568	$ 7,099

Accumulation units
outstanding:
Select*Life I	-	197,539.738	-	124,321.764	73,463.756

Select*Life Series 2000	1,071,444.995	3,447,109.039	844,263.260	1,559,947.827	818,669.523

Value per accumulation unit:
Select*Life I	$ -	$ 11.28	$ -	$ 15.07	$ 7.60

The accompanying notes are an integral part of these financial statements. 9-30-03 S-2

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)
Select*Life Series 2000	$ 4.50	$ 11.85	$ 5.14	$ 15.83	$ 7.99

Total number of
mutual fund shares	1,028,040	1,450,863	169,801	1,635,949	459,811

Cost of mutual fund shares	$ 4,283	$ 41,128	$ 3,857	$ 23,846	$ 7,103

The accompanying notes are an integral part of these financial statements. 9-30-03 S-3

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

				Fidelity®
	American	American	American	VIP II	Fidelity®
	Funds	Funds	Funds	Asset	VIP II
	Growth	Growth-Income	International	ManagerSM	Contrafund®

Assets
Investments in mutual
funds at fair value	$ 595	$ 804	$ 517	$ 16,901	$ 77,710

Total assets	595	804	517	16,901	77,710

Net assets	$ 595	$ 804	$ 517	$ 16,901	$ 77,710

Accumulation units
outstanding:
Select*Life I	-	-	-	384,068.656	198,209.028

Select*Life Series 2000	71,677.160	52,840.431	43,760.899	422,387.323	2,949,817.515

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ 24.23	$ 13.60

Select*Life Series 2000	$ 11.21	$ 11.26	$ 11.82	$ 17.98	$ 25.43

Total number of
mutual fund shares	19,822	19,814	43,777	1,242,730	3,745,052

Cost of mutual fund shares	$ 592	$ 803	$ 497	$ 17,634	$ 68,254

The accompanying notes are an integral part of these financial statements. 9-30-03 S-4

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

					Fidelity®
	Fidelity®		Fidelity®	Fidelity®	VIP II
	VIP Equity-	Fidelity®	VIP High	VIP II	Investment
	Income	VIP Growth	Income	Index 500	Grade Bond

Assets
Investments in mutual
funds at fair value	$ 97,882	$ 114,108	$ 20,895	$ 80,016	$ 22,996

Total assets	97,882	114,108	20,895	80,016	22,996

Net assets	$ 97,882	$ 114,108	$ 20,895	$ 80,016	$ 22,996

Accumulation units
outstanding:
Select*Life I	803,455.226	1,026,930.191	221,646.467	263,995.356	120,484.114

Select*Life Series 2000	2,737,012.113	3,224,447.072	1,094,649.736	2,970,886.897	1,067,285.840

Value per accumulation unit:
Select*Life I	$ 38.74	$ 40.50	$ 25.28	$ 24.46	$ 22.64

Select*Life Series 2000	$ 24.39	$ 22.49	$ 13.97	$ 24.76	$ 18.99

Total number of
mutual fund shares	4,831,299	4,086,970	3,170,731	711,126	1,697,139

Cost of mutual fund shares	$ 87,777	$ 111,092	$ 20,509	$ 75,390	$ 22,491

The accompanying notes are an integral part of these financial statements. 9-30-03 S-5

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	Fidelity®			ING AIM
	VIP Money	Fidelity®	ING VP	Capital Mid	ING Hard
	Market	VIP Overseas	Bond	Cap Growth	Assets

Assets
Investments in mutual
funds at fair value	$ 65,555	$ 8,903	$ 1,141	$ 8	$ 8

Total assets	65,555	8,903	1,141	8	8

Net assets	$ 65,555	$ 8,903	$ 1,141	$ 8	$ 8

Accumulation units
outstanding:
Select*Life I	324,975.031	181,367.521	-	-	-

Select*Life Series 2000	3,822,330.489	383,991.863	100,883.549	683.639	664.603

Value per accumulation unit:
Select*Life I	$ 20.00	$ 19.30	$ -	$ -	$ -

Select*Life Series 2000	$ 15.45	$ 14.07	$ 11.31	$ 11.93	$ 12.45

Total number of
mutual fund shares	65,555,490	664,406	81,475	717	678

Cost of mutual fund shares	$ 65,555	$ 8,906	$ 1,120	$ 8	$ 8

The accompanying notes are an integral part of these financial statements. 9-30-03 S-6

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

		ING Limited			ING MFS
	ING	Maturity	ING Liquid	ING Marsico	Mid Cap
	International	Bond	Assets	Growth	Growth

Assets
Investments in mutual
funds at fair value	$ 62	$ 40	$ 28	$ 412	$ 1,272

Total assets	62	40	28	412	1,272

Net assets	$ 62	$ 40	$ 28	$ 412	$ 1,272

Accumulation units
outstanding:
Select*Life I	-	-	-	-	-

Select*Life Series 2000	5,338.767	3,917.721	2,751.939	35,714.242	252,786.049

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -

Select*Life Series 2000	$ 11.68	$ 10.10	$ 10.03	$ 11.55	$ 5.03

Total number of
mutual fund shares	7,921	3,374	27,598	34,780	139,281

Cost of mutual fund shares	$ 63	$ 39	$ 28	$ 411	$ 1,349

The accompanying notes are an integral part of these financial statements. 9-30-03 S-7

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	ING MFS	ING Salomon	ING T. Rowe	ING T. Rowe	ING Van
	Total	Brothers	Price Capital	Price Equity	Kampen
	Return	Investors	Appreciation	Income	Real Estate

Assets
Investments in mutual
funds at fair value	$ 118	$ 35	$ 8,051	$ 121	$ 117

Total assets	118	35	8,051	121	117

Net assets	$ 118	$ 35	$ 8,051	$ 121	$ 117

Accumulation units
outstanding:
Select*Life I	-	-	-	-	-

Select*Life Series 2000	11,057.243	3,101.985	705,033.600	11,108.262	9,752.902

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -

Select*Life Series 2000	$ 10.65	$ 11.22	$ 11.42	$ 10.88	$ 11.97

Total number of
mutual fund shares	7,279	3,737	421,763	11,209	6,130

Cost of mutual fund shares	$ 116	$ 35	$ 7,536	$ 121	$ 111

The accompanying notes are an integral part of these financial statements. 9-30-03 S-8

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	ING	ING	ING Salomon	ING UBS
	JPMorgan	PIMCO	Brothers	Tactical	ING Van
	Mid-Cap	Total	Aggressive	Asset	Kampen
	Value	Return	Growth	Allocation	Comstock

Assets
Investments in mutual
funds at fair value	$ 206	$ 382	$ 15	$ 71	$ 917

Total assets	206	382	15	71	917

Net assets	$ 206	$ 382	$ 15	$ 71	$ 917

Accumulation units
outstanding:
Select*Life I	-	-	-	-	-

Select*Life Series 2000	18,370.925	37,752.130	1,664.154	6,324.122	93,859.043

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -

Select*Life Series 2000	$ 11.23	$ 10.13	$ 9.26	$ 11.19	$ 9.77

Total number of
mutual fund shares	19,077	35,082	568	2,155	94,407

Cost of mutual fund shares	$ 210	$ 378	$ 14	$ 70	$ 935

The accompanying notes are an integral part of these financial statements. 9-30-03 S-9

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Growth
	Large Cap	Mid Cap	Small Cap	LargeCap	Opportunities

Assets
Investments in mutual
funds at fair value	$ 282	$ 678	$ 374	$ 1,996	$ 2,516

Total assets	282	678	374	1,996	2,516

Net assets	$ 282	$ 678	$ 374	$ 1,996	$ 2,516

Accumulation units
outstanding:
Select*Life I	-	-	-	5,101.794	-

Select*Life Series 2000	30,347.264	70,687.788	39,675.356	189,123.180	561,686.608

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ 7.10	$ -

Select*Life Series 2000	$ 9.29	$ 9.59	$ 9.42	$ 10.36	$ 4.48

Total number of
mutual fund shares	23,312	48,903	31,525	608,539	562,835

Cost of mutual fund shares	$ 290	$ 699	$ 392	$ 1,827	$ 2,435

The accompanying notes are an integral part of these financial statements. 9-30-03 S-10

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP		ING VP
	Growth	High Yield	International	ING VP	Mid Cap
	+ Value	Bond	Value	Magna Cap	Opportunities

Assets
Investments in mutual
funds at fair value	$ 14,834	$ 2,764	$ 18,593	$ 1,545	$ 2,168

Total assets	14,834	2,764	18,593	1,545	2,168

Net assets	$ 14,834	$ 2,764	$ 18,593	$ 1,545	$ 2,168

Accumulation units
outstanding:
Select*Life I	84,960.935	10,716.536	63,070.039	-	-

Select*Life Series 2000	1,223,854.142	265,420.701	1,115,212.822	190,999.676	392,842.304

Value per accumulation unit:
Select*Life I	$ 10.82	$ 9.54	$ 15.06	$ -	$ -

Select*Life Series 2000	$ 11.37	$ 10.03	$ 15.82	$ 8.09	$ 5.52

Total number of
mutual fund shares	1,222,917	903,612	1,899,174	198,032	393,475

Cost of mutual fund shares	$ 13,031	$ 2,701	$ 17,671	$ 1,557	$ 1,989

The accompanying notes are an integral part of these financial statements. 9-30-03 S-11

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	ING VP		Janus Aspen	Janus Aspen	Janus Aspen
	Small Cap	Janus Aspen	International	Mid Cap	Worldwide
	Opportunities	Growth	Growth	Growth	Growth

Assets
Investments in mutual
funds at fair value	$ 20,513	$ 22,328	$ 19,926	$ 27,137	$ 41,395

Total assets	20,513	22,328	19,926	27,137	41,395

Net assets	$ 20,513	$ 22,328	$ 19,926	$ 27,137	$ 41,395

Accumulation units
outstanding:
Select*Life I	64,151.181	123,797.740	92,484.926	214,300.997	309,857.829

Select*Life Series 2000	860,443.788	1,919,369.563	1,629,777.349	2,057,324.812	3,414,368.478

Value per accumulation unit:
Select*Life I	$ 14.09	$ 10.43	$ 11.04	$ 11.43	$ 10.62

Select*Life Series 2000	$ 22.79	$ 10.96	$ 11.60	$ 12.00	$ 11.16

Total number of
mutual fund shares	1,548,129	1,311,894	990,380	1,408,258	1,806,082

Cost of mutual fund shares	$ 17,488	$ 21,271	$ 19,323	$ 25,512	$ 37,872

The accompanying notes are an integral part of these financial statements. 9-30-03 S-12

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

	Neuberger		Neuberger
	Berman AMT	Neuberger	Berman AMT
	Limited	Berman AMT	Socially	OpCap	OpCap Global
	Maturity Bond	Partners	Responsive	Equity	Equity

Assets
Investments in mutual
funds at fair value	$ 14,381	$ 9,887	$ 1,010	$ 4,498	$ 2,642

Total assets	14,381	9,887	1,010	4,498	2,642

Net assets	$ 14,381	$ 9,887	$ 1,010	$ 4,498	$ 2,642

Accumulation units
outstanding:
Select*Life I	44,890.198	53,874.193	-	19,534.538	17,215.162

Select*Life Series 2000	1,016,295.258	916,150.663	98,070.701	378,791.217	209,075.108

Value per accumulation unit:
Select*Life I	$ 12.92	$ 9.72	$ -	$ 10.78	$ 11.15

Select*Life Series 2000	$ 13.58	$ 10.22	$ 10.30	$ 11.32	$ 11.72

Total number of
mutual fund shares	1,042,831	728,089	92,825	155,868	214,637

Cost of mutual fund shares	$ 14,177	$ 9,922	$ 933	$ 4,289	$ 2,640

The accompanying notes are an integral part of these financial statements. 9-30-03 S-13

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

			Pioneer	Pioneer	Putnam VT
	OpCap	OpCap	Mid Cap	Small Cap	Diversified
	Managed	Small Cap	Value VCT	Value VCT	Income

Assets
Investments in mutual
funds at fair value	$ 10,927	$ 17,487	$ 665	$ 518	$ 1,104

Total assets	10,927	17,487	665	518	1,104

Net assets	$ 10,927	$ 17,487	$ 665	$ 518	$ 1,104

Accumulation units
outstanding:
Select*Life I	63,702.913	81,227.493	-	-	2,027.294

Select*Life Series 2000	924,745.975	1,178,062.984	66,359.320	57,385.197	63,247.800

Value per accumulation unit:
Select*Life I	$ 10.55	$ 13.26	$ -	$ -	$ 16.32

Select*Life Series 2000	$ 11.09	$ 13.93	$ 10.02	$ 9.03	$ 16.93

Total number of
mutual fund shares	304,363	654,198	37,333	47,349	123,860

Cost of mutual fund shares	$ 10,344	$ 15,134	$ 682	$ 457	$ 1,064

The accompanying notes are an integral part of these financial statements. 9-30-03 S-14

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

					Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Utilities
	Growth and	International	New	Small Cap	Growth and
	Income	Growth	Opportunities	Value	Income

Assets
Investments in mutual
funds at fair value	$ 39,560	$ 1,032	$ 32,620	$ 4,869	$ 1,205

Total assets	39,560	1,032	32,620	4,869	1,205

Net assets	$ 39,560	$ 1,032	$ 32,620	$ 4,869	$ 1,205

Accumulation units
outstanding:
Select*Life I	97,740.628	-	-	-	4,725.678

Select*Life Series 2000	1,664,942.865	128,212.040	1,939,353.481	430,883.099	68,408.333

Value per accumulation unit:
Select*Life I	$ 21.30	$ -	$ -	$ -	$ 15.96

Select*Life Series 2000	$ 22.51	$ 8.05	$ 16.82	$ 11.30	$ 16.51

Total number of
mutual fund shares	1,920,394	91,662	2,320,025	319,876	115,406

Cost of mutual fund shares	$ 36,388	$ 898	$ 28,171	$ 4,749	$ 1,108

The accompanying notes are an integral part of these financial statements. 9-30-03 S-15

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Assets and Liabilities-Unaudited
September 30, 2003
(Dollars in thousands, except for unit data)

Putnam VT
Voyager

Assets
Investments in mutual
funds at fair value	$ 79,941

Total assets	79,941

Net assets	$ 79,941

Accumulation units outstanding:
Select*Life I	229,232.250

Select*Life Series 2000	3,382,095.169

Value per accumulation unit:
Select*Life I	$ 21.34

Select*Life Series 2000	$ 22.19

Total number of mutual fund shares	3,330,868

Cost of mutual fund shares	$ 72,943

The accompanying notes are an integral part of these financial statements. 9-30-03 S-16

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	Mid Cap	Small
	Trends	Growth	All Cap	Growth	Capitalization

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total invesment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	19	213	19	113	32

Total expenses	19	213	19	113	32

Net investment income (loss)	(19)	(213)	(19)	(113)	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(592)	(15,622)	(250)	(44)	814
Net unrealized appreciation
(depreciation) of investments	1,409	22,699	929	5,555	612

Net increase (decrease) in net assets
resulting from operations	$ 798	$ 6,864	$ 660	$ 5,398	$ 1,394

The accompanying notes are an integral part of these financial statements. 9-30-03 S-17

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

		American		Fidelity®
	American	Funds	American	VIP II	Fidelity®
	Funds	Growth-	Funds	Asset	VIP II
	Growth	Income	International	ManagerSM	Contrafund®

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 645	$ 318

Total invesment income	-	-	-	645	318

Expenses:
Mortality and expense risk and
other charges	-	1	-	108	422

Total expenses	-	1	-	108	422

Net investment income (loss)	-	(1)	-	537	(104)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	-	(2,719)	(12,991)
Net unrealized appreciation
(depreciation) of investments	3	1	21	3,846	22,665

Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 21	$ 1,664	$ 9,570

The accompanying notes are an integral part of these financial statements. 9-30-03 S-18

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

					Fidelity®
	Fidelity®		Fidelity®	Fidelity®	VIP II
	VIP Equity-	Fidelity®	VIP High	VIP II	Investment
	Income	VIP Growth	Income	Index 500	Grade Bond

Net investment income (loss)
Income:
Dividends	$ 1,611	$ 295	$ 1,123	$ 1,087	$ 1,103

Total invesment income	1,611	295	1,123	1,087	1,103

Expenses:
Mortality and expense risk and
other charges	544	647	104	413	123

Total expenses	544	647	104	413	123

Net investment income (loss)	1,067	(352)	1,019	674	980

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14,574)	(36,157)	2,132	(16,849)	581
Net unrealized appreciation
(depreciation) of investments	24,771	54,826	195	25,722	(756)

Net increase (decrease) in net assets
resulting from operations	$ 11,264	$ 18,317	$ 3,346	$ 9,547	$ 805

The accompanying notes are an integral part of these financial statements. 9-30-03 S-19

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	Fidelity®			ING AIM
	VIP Money	Fidelity®	ING VP	Capital Mid	ING Hard
	Market	VIP Overseas	Bond	Cap Growth	Assets

Net investment income (loss)
Income:
Dividends	$ 505	$ 75	$ 16	$ -	$ -

Total invesment income	505	75	16	-	-

Expenses:
Mortality and expense risk and
other charges	361	53	8	-	-

Total expenses	361	53	8	-	-

Net investment income (loss)	144	22	8	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(4,532)	(5)	(11)	1
Net unrealized appreciation
(depreciation) of investments	-	6,226	21	-	-

Net increase (decrease) in net assets
resulting from operations	$ 144	$ 1,716	$ 24	$ (11)	$ 1

The accompanying notes are an integral part of these financial statements. 9-30-03 S-20

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

		ING Limited			ING MFS
	ING	Maturity	ING Liquid	ING Marisico	Mid Cap
	International	Bond	Assets	Growth	Growth

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total invesment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	-	-	-	5

Total expenses	-	-	-	-	5

Net investment income (loss)	-	-	-	-	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	-	-	-	277
Net unrealized appreciation
(depreciation) of investments	(1)	-	-	1	(71)

Net increase (decrease) in net assets
resulting from operations	$ (4)	$ -	$ -	$ 1	$ 201

The accompanying notes are an integral part of these financial statements. 9-30-03 S-21

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	ING MFS	ING Salomon	ING T. Rowe	ING T. Rowe	ING Van
	Total	Brothers	Price Capital	Price Equity	Kampen
	Return	Investors	Appreciation	Income	Real Estate

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total invesment income	-	-	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	-	33	-	-

Total expenses	-	-	33	-	-

Net investment income (loss)	-	-	(33)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	86	-	2
Net unrealized appreciation
(depreciation) of investments	2	-	703	-	6

Net increase (decrease) in net assets
resulting from operations	$ 2	$ -	$ 756	$ -	$ 8

The accompanying notes are an integral part of these financial statements. 9-30-03 S-22

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	ING	ING	ING UBS	ING Salomon
	JPMorgan	PIMCO	Tactical	Brothers	ING Van
	Mid-Cap	Total	Asset	Aggressive	Kampen
	Value	Return	Allocation	Growth	Comstock

Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ -	$ -	$ -

Total invesment income	-	2	-	-	-

Expenses:
Mortality and expense risk and
other charges	-	-	-	-	3

Total expenses	-	-	-	-	3

Net investment income (loss)	-	2	-	-	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	-	-	-	95
Net unrealized appreciation
(depreciation) of investments	(4)	4	2	-	(25)

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 6	$ 2	$ -	$ 67

The accompanying notes are an integral part of these financial statements. 9-30-03 S-23

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Growth
	Large Cap	Mid Cap	Small Cap	LargeCap	Opportunities

Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ -	$ 9	$ -

Total invesment income	1	2	-	9	-

Expenses:
Mortality and expense risk and
other charges	-	2	1	11	10

Total expenses	-	2	1	11	10

Net investment income (loss)	1	-	(1)	(2)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	69	97	66	(457)	(287)
Net unrealized appreciation
(depreciation) of investments	(8)	(20)	(15)	662	673

Net increase (decrease) in net assets
resulting from operations	$ 62	$ 77	$ 50	$ 203	$ 376

The accompanying notes are an integral part of these financial statements. 9-30-03 S-24

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP		ING VP
	Growth	High Yield	International	ING VP	Mid Cap
	+ Value	Bond	Value	Magna Cap	Opportunities

Net investment income (loss)
Income:
Dividends	$ -	$ 123	$ 188	$ 8	$ -

Total invesment income	-	123	188	8	-

Expenses:
Mortality and expense risk and
other charges	72	7	79	6	8

Total expenses	72	7	79	6	8

Net investment income (loss)	(72)	116	109	2	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,223)	(94)	1,129	(11)	(198)
Net unrealized appreciation
(depreciation) of investments	10,123	227	1,046	202	543

Net increase (decrease) in net assets
resulting from operations	$ 2,828	$ 249	$ 2,284	$ 193	$ 337

The accompanying notes are an integral part of these financial statements. 9-30-03 S-25

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	ING VP		Janus Aspen	Janus Aspen	Janus Aspen
	Small Cap	Janus Aspen	International	Mid Cap	Worldwide
	Opportunities	Growth	Growth	Growth	Growth

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 202	$ -	$ 346

Total invesment income	-	-	202	-	346

Expenses:
Mortality and expense risk and
other charges	100	110	98	124	225

Total expenses	100	110	98	124	225

Net investment income (loss)	(100)	(110)	104	(124)	121

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,909)	(11,356)	2,365	(20,431)	(19,412)
Net unrealized appreciation
(depreciation) of investments	13,026	14,597	1,060	25,284	22,818

Net increase (decrease) in net assets
resulting from operations	$ 4,017	$ 3,131	$ 3,529	$ 4,729	$ 3,527

The accompanying notes are an integral part of these financial statements. 9-30-03 S-26

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

	Neuberger		Neuberger
	Berman AMT	Neuberger	Berman AMT
	Limited	Berman AMT	Socially	OpCap	OpCap Global
	Maturity Bond	Partners	Responsive	Equity	Equity

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 57	$ 12

Total invesment income	-	-	-	57	12

Expenses:
Mortality and expense risk and
other charges	72	53	3	22	10

Total expenses	72	53	3	22	10

Net investment income (loss)	(72)	(53)	(3)	35	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	341	121	(8)	(188)	290
Net unrealized appreciation
(depreciation) of investments	(44)	1,351	152	708	5

Net increase (decrease) in net assets
resulting from operations	$ 225	$ 1,419	$ 141	$ 555	$ 297

The accompanying notes are an integral part of these financial statements. 9-30-03 S-27

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

			Pioneer	Pioneer	Putnam VT
	OpCap	OpCap	Mid Cap	Small Cap	Diversified
	Managed	Small Cap	Value VCT	Value VCT	Income

Net investment income (loss)
Income:
Dividends	$ 163	$ 7	$ 2	$ -	$ 102

Total invesment income	163	7	2	-	102

Expenses:
Mortality and expense risk and
other charges	53	74	2	1	7

Total expenses	53	74	2	1	7

Net investment income (loss)	110	(67)	-	(1)	95

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,332)	(2,109)	107	-	(179)
Net unrealized appreciation
(depreciation) of investments	2,242	5,178	(15)	61	232

Net increase (decrease) in net assets
resulting from operations	$ 1,020	$ 3,002	$ 92	$ 60	$ 148

The accompanying notes are an integral part of these financial statements. 9-30-03 S-28

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

					Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Utilities
	Growth and	International	New	Small Cap	Growth and
	Income	Growth	Opportunities	Value	Income

Net investment income (loss)
Income:
Dividends	$ 786	$ 12	$ -	$ 21	$ 49

Total invesment income	786	12	-	21	49

Expenses:
Mortality and expense risk and
other charges	227	7	181	19	8

Total expenses	227	7	181	19	8

Net investment income (loss)	559	5	(181)	2	41

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,194)	221	(18,659)	698	(828)
Net unrealized appreciation
(depreciation) of investments	11,884	(116)	24,240	186	934

Net increase (decrease) in net assets
resulting from operations	$ 4,249	$ 110	$ 5,400	$ 886	$ 147

The accompanying notes are an integral part of these financial statements. 9-30-03 S-29

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Operations-Unaudited
Nine months ended September 30, 2003
(Dollars in thousands)

Putnam VT
Voyager

Net investment income (loss)
Income:
Dividends	$ 506

Total invesment income	506

Expenses:
Mortality and expense risk and
other charges	477

Total expenses	477

Net investment income (loss)	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(48,911)
Net unrealized appreciation
(depreciation) of investments	59,217

Net increase (decrease) in net assets
resulting from operations	$ 10,335

The accompanying notes are an integral part of these financial statements. 9-30-03 S-30
RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

	AIM VI		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	Mid Cap
	Trends	Growth	All Cap	Growth

Net assets at January 1, 2002	$ 4,304	$ 44,966	$ 2,891	$ 15,831
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(276)	(20)	(116)
Net realized gain (loss) on investments
and capital gains distributions	(2,185)	(4,498)	(1,369)	(3,477)
Net unrealized appreciation (depreciation) of investments	634	(11,443)	172	(2,141)
Net increase (decrease) in net assets from operations	(1,576)	(16,217)	(1,217)	(5,734)
Changes from principal transactions:
Premiums	1,813	11,801	1,147	5,054
Surrenders and other withdrawals	(135)	(1,575)	(92)	(597)
Transfer payments	(383)	(431)	354	4,190
Policy loans	(13)	(165)	(15)	(81)
Loan collateral interest	2	52	1	17
Death benefits	(10)	(103)	(8)	(8)
Contract charges	(577)	(4,477)	(385)	(1,924)
Increase (decrease) in net assets derived from
principal transactions	697	5,102	1,002	6,651
Total increase (decrease)	(879)	(11,115)	(215)	917
Net assets at December 31, 2002	3,425	33,851	2,676	16,748
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(213)	(19)	(113)
Net realized gain (loss) on investments
and capital gains distributions	(592)	(15,622)	(250)	(44)
Net unrealized appreciation (depreciation) of investments	1,409	22,699	929	5,555
Net increase (decrease) in net assets from operations	798	6,864	660	5,398
Changes from principal transactions:
Premiums	948	7,700	914	4,088
Surrenders and withdrawals	(134)	(1,299)	(80)	(594)
Transfer payments	221	(608)	498	2,724
Policy loans	(39)	(199)	(1)	(88)
Loan collateral interest	2	41	1	14
Death benefits	(4)	(43)	(1)	(17)
Contract charges	(395)	(3,231)	(327)	(1,705)
Increase (decrease) in net assets derived from
principal transactions	599	2,361	1,004	4,422
Total increase (decrease)	1,397	9,225	1,664	9,820
Net assets at September 30, 2003	$ 4,822	$ 43,076	$ 4,340	$ 26,568

The accompanying notes are an integral part of these financial statements. 9-30-03 S-31

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

	Alger
	American	American	American	American
	Small	Funds	Funds	Funds
	Capitalization	Growth	Growth-Income	International

Net assets at January 1, 2002	$ 6,285	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(1,462)	-	-	-
Net unrealized appreciation (depreciation) of investments	(413)	-	-	-
Net increase (decrease) in net assets from operations	(1,916)	-	-	-
Changes from principal transactions:
Premiums	1,814	-	-	-
Surrenders and other withdrawals	(297)	-	-	-
Transfer payments	22	-	-	-
Policy loans	(15)	-	-	-
Loan collateral interest	9	-	-	-
Death benefits	(5)	-	-	-
Contract charges	(677)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	851	-	-	-
Total increase (decrease)	(1,065)	-	-	-
Net assets at December 31, 2002	5,220	-	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	-	(1)	-
Net realized gain (loss) on investments
and capital gains distributions	814	-	1	-
Net unrealized appreciation (depreciation) of investments	612	3	1	21
Net increase (decrease) in net assets from operations	1,394	3	1	21
Changes from principal transactions:
Premiums	1,139	37	64	47
Surrenders and withdrawals	(221)	-	-	-
Transfer payments	131	565	755	459
Policy loans	(41)	-	(1)	-
Loan collateral interest	8	-	-	-
Death benefits	(16)	-	(1)	-
Contract charges	(515)	(10)	(14)	(10)
Increase (decrease) in net assets derived from
principal transactions	485	592	803	496
Total increase (decrease)	1,879	595	804	517
Net assets at September 30, 2003	$ 7,099	$ 595	$ 804	$ 517

The accompanying notes are an integral part of these financial statements. 9-30-03 S-32

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

	Fidelity®
	VIP II	Fidelity®	Fidelity®
	Asset	VIP II	VIP Equity-	Fidelity®
	ManagerSM	Contrafund®	Income	VIP Growth

Net assets at January 1, 2002	$ 22,760	$ 68,158	$ 101,346	$ 146,559
Increase (decrease) in net assets
Operations:
Net investment income (loss)	656	(8)	823	(681)
Net realized gain (loss) on investments
and capital gains distributions	(889)	(4,088)	(1,506)	(7,301)
Net unrealized appreciation (depreciation) of investments	(1,812)	(3,012)	(17,301)	(36,836)
Net increase (decrease) in net assets from operations	(2,045)	(7,108)	(17,984)	(44,818)
Changes from principal transactions:
Premiums	(3)	12,749	12,220	17,421
Surrenders and other withdrawals	(1,004)	(3,516)	(4,449)	(6,244)
Transfer payments	(776)	(85)	(512)	(3,124)
Policy loans	(221)	(496)	(837)	(1,550)
Loan collateral interest	-	79	287	500
Death benefits	(135)	(105)	(149)	(216)
Contract charges	(1,206)	(6,130)	(6,816)	(9,218)
Increase (decrease) in net assets derived from
principal transactions	(3,345)	2,496	(256)	(2,431)
Total increase (decrease)	(5,390)	(4,612)	(18,240)	(47,249)
Net assets at December 31, 2002	17,370	63,546	83,106	99,310
Increase (decrease) in net assets
Operations:
Net investment income (loss)	537	(104)	1,067	(352)
Net realized gain (loss) on investments
and capital gains distributions	(2,719)	(12,991)	(14,574)	(36,157)
Net unrealized appreciation (depreciation) of investments	3,846	22,665	24,771	54,826
Net increase (decrease) in net assets from operations	1,664	9,570	11,264	18,317
Changes from principal transactions:
Premiums	3	8,787	8,767	11,129
Surrenders and withdrawals	(856)	(2,714)	(3,715)	(4,402)
Transfer payments	(237)	3,532	3,915	(3,097)
Policy loans	(126)	(316)	(247)	(869)
Loan collateral interest	-	57	221	362
Death benefits	(80)	(97)	(172)	(156)
Contract charges	(837)	(4,655)	(5,257)	(6,486)
Increase (decrease) in net assets derived from
principal transactions	(2,133)	4,594	3,512	(3,519)
Total increase (decrease)	(469)	14,164	14,776	14,798
Net assets at September 30, 2003	$ 16,901	$ 77,710	$ 97,882	$ 114,108

The accompanying notes are an integral part of these financial statements. 9-30-03 S-33

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

			Fidelity®
	Fidelity®	Fidelity®	VIP II	Fidelity®
	VIP High	VIP II	Investment	VIP Money
	Income	Index 500	Grade Bond	Market

Net assets at January 1, 2002	$ 16,110	$ 81,285	$ 12,228	$ 51,300
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,313	382	386	557
Net realized gain (loss) on investments
and capital gains distributions	(7,344)	(3,459)	426	-
Net unrealized appreciation (depreciation) of investments	6,577	(16,423)	698	-
Net increase (decrease) in net assets from operations	546	(19,500)	1,510	557
Changes from principal transactions:
Premiums	2,328	18,360	3,096	37,394
Surrenders and other withdrawals	(619)	(4,486)	(677)	(4,770)
Transfer payments	(3,112)	(135)	5,792	(8,591)
Policy loans	(153)	(407)	(80)	(638)
Loan collateral interest	55	157	35	255
Death benefits	(55)	(112)	(14)	(222)
Contract charges	(1,210)	(7,960)	(1,525)	(5,941)
Increase (decrease) in net assets derived from
principal transactions	(2,766)	5,417	6,627	17,487
Total increase (decrease)	(2,220)	(14,083)	8,137	18,044
Net assets at December 31, 2002	13,890	67,202	20,365	69,344
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,019	674	980	144
Net realized gain (loss) on investments
and capital gains distributions	2,132	(16,849)	581	-
Net unrealized appreciation (depreciation) of investments	195	25,722	(756)	-
Net increase (decrease) in net assets from operations	3,346	9,547	805	144
Changes from principal transactions:
Premiums	1,606	12,195	3,116	19,712
Surrenders and withdrawals	(652)	(3,152)	(1,302)	(3,917)
Transfer payments	3,960	43	1,719	(13,970)
Policy loans	(114)	91	(76)	(653)
Loan collateral interest	47	129	37	182
Death benefits	(65)	(95)	(25)	(407)
Contract charges	(1,123)	(5,944)	(1,643)	(4,880)
Increase (decrease) in net assets derived from
principal transactions	3,659	3,267	1,826	(3,933)
Total increase (decrease)	7,005	12,814	2,631	(3,789)
Net assets at September 30, 2003	$ 20,895	$ 80,016	$ 22,996	$ 65,555

The accompanying notes are an integral part of these financial statements. 9-30-03 S-34

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

			ING AIM
	Fidelity®	ING VP	Capital Mid	ING Hard
	VIP Overseas	Bond	Cap Growth	Assets

Net assets at January 1, 2002	$ 12,989	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	8	-	-
Net realized gain (loss) on investments
and capital gains distributions	(1,460)	7	-	-
Net unrealized appreciation (depreciation) of investments	(997)	-	-	-
Net increase (decrease) in net assets from operations	(2,457)	15	-	-
Changes from principal transactions:
Premiums	(4)	53	-	-
Surrenders and other withdrawals	(649)	(4)	-	-
Transfer payments	(591)	234	-	-
Policy loans	(154)	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	(86)	-	-	-
Contract charges	(648)	(17)	-	-
Increase (decrease) in net assets derived from
principal transactions	(2,132)	266	-	-
Total increase (decrease)	(4,589)	281	-	-
Net assets at December 31, 2002	8,400	281	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	8	-	-
Net realized gain (loss) on investments
and capital gains distributions	(4,532)	(5)	(11)	1
Net unrealized appreciation (depreciation) of investments	6,226	21	-	-
Net increase (decrease) in net assets from operations	1,716	24	(11)	1
Changes from principal transactions:
Premiums	5	396	2	-
Surrenders and withdrawals	(374)	(7)	-	-
Transfer payments	(337)	565	17	7
Policy loans	(67)	(9)	-	-
Loan collateral interest	-	-	-	-
Death benefits	(46)	-	-	-
Contract charges	(394)	(109)	-	-
Increase (decrease) in net assets derived from
principal transactions	(1,213)	836	19	7
Total increase (decrease)	503	860	8	8
Net assets at September 30, 2003	$ 8,903	$ 1,141	$ 8	$ 8

The accompanying notes are an integral part of these financial statements. 9-30-03 S-35

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

ING Limited
	ING	Maturity	ING Liquid	ING Marsico
	International	Bond	Assets	Growth

Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and other withdrawals	-	-	-	-
Transfer payments	-	-	-	-
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2002	-	-	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	(3)	-	-	-
Net unrealized appreciation (depreciation) of investments	(1)	-	-	1
Net increase (decrease) in net assets from operations	(4)	-	-	1
Changes from principal transactions:
Premiums	1	5	4	14
Surrenders and withdrawals	-	-	-	-
Transfer payments	65	35	25	400
Policy loans	-	1	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	(1)	(1)	(3)
Increase (decrease) in net assets derived from
principal transactions	66	40	28	411
Total increase (decrease)	62	40	28	412
Net assets at September 30, 2003	$ 62	$ 40	$ 28	$ 412

The accompanying notes are an integral part of these financial statements. 9-30-03 S-36

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

	ING MFS	ING MFS	ING Salomon	ING T. Rowe
	Mid Cap	Total	Brothers	Price Capital
	Growth	Return	Investors	Appreciation

Net assets at January 1, 2002	$ 170	$ -	$ -	$ 1,450
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	117
Net realized gain (loss) on investments
and capital gains distributions	(190)	-	-	(43)
Net unrealized appreciation (depreciation) of investments	(15)	-	-	(156)
Net increase (decrease) in net assets from operations	(207)	-	-	(82)
Changes from principal transactions:
Premiums	249	-	-	1,411
Surrenders and other withdrawals	(9)	-	-	(221)
Transfer payments	552	-	-	3,289
Policy loans	(1)	-	-	5
Loan collateral interest	-	-	-	6
Death benefits	-	-	-	-
Contract charges	(64)	-	-	(453)
Increase (decrease) in net assets derived from
principal transactions	727	-	-	4,037
Total increase (decrease)	520	-	-	3,955
Net assets at December 31, 2002	690	-	-	5,405
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	-	-	(33)
Net realized gain (loss) on investments
and capital gains distributions	277	-	-	86
Net unrealized appreciation (depreciation) of investments	(71)	2	-	703
Net increase (decrease) in net assets from operations	201	2	-	756
Changes from principal transactions:
Premiums	311	20	8	1,417
Surrenders and withdrawals	(48)	-	-	(737)
Transfer payments	227	99	28	1,596
Policy loans	(6)	-	-	287
Loan collateral interest	-	-	-	6
Death benefits	(1)	-	-	(103)
Contract charges	(102)	(3)	(1)	(576)
Increase (decrease) in net assets derived from
principal transactions	381	116	35	1,890
Total increase (decrease)	582	118	35	2,646
Net assets at September 30, 2003	$ 1,272	$ 118	$ 35	$ 8,051

The accompanying notes are an integral part of these financial statements. 9-30-03 S-37

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

			ING	ING
	ING T. Rowe	ING Van	JPMorgan	PIMCO
	Price Equity	Kampen	Mid-Cap	Total
	Income	Real Estate	Value	Return

Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and other withdrawals	-	-	-	-
Transfer payments	-	-	-	-
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2002	-	-	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	2
Net realized gain (loss) on investments
and capital gains distributions	-	2	5	-
Net unrealized appreciation (depreciation) of investments	-	6	(4)	4
Net increase (decrease) in net assets from operations	-	8	1	6
Changes from principal transactions:
Premiums	22	11	44	34
Surrenders and withdrawals	-	-	-	-
Transfer payments	102	101	167	350
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(3)	(3)	(6)	(8)
Increase (decrease) in net assets derived from
principal transactions	121	109	205	376
Total increase (decrease)	121	117	206	382
Net assets at September 30, 2003	$ 121	$ 117	$ 206	$ 382

The accompanying notes are an integral part of these financial statements. 9-30-03 S-38

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)

	ING Salomon	ING UBS
	Brothers	Tactical	ING Van	ING VP
	Aggressive	Asset	Kampen	Index Plus
	Growth	Allocation	Comstock	Large Cap

Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	(3)	(31)
Net unrealized appreciation (depreciation) of investments	-	-	7	(1)
Net increase (decrease) in net assets from operations	-	-	5	(32)
Changes from principal transactions:
Premiums	-	-	68	4
Surrenders and other withdrawals	-	-	-	-
Transfer payments	-	8	161	65
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	(1)	(9)	-
Increase (decrease) in net assets derived from
principal transactions	-	7	220	69
Total increase (decrease)	-	7	225	37
Net assets at December 31, 2002	-	7	225	37
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3)	1
Net realized gain (loss) on investments
and capital gains distributions	-	-	95	69
Net unrealized appreciation (depreciation) of investments	-	2	(25)	(8)
Net increase (decrease) in net assets from operations	-	2	67	62
Changes from principal transactions:
Premiums	2	4	304	33
Surrenders and withdrawals	-	-	(5)	-
Transfer payments	71	4	385	163
Policy loans	-	-	(6)	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(2)	(2)	(53)	(13)
Increase (decrease) in net assets derived from
principal transactions	71	6	625	183
Total increase (decrease)	71	8	692	245
Net assets at September 30, 2003	$ 71	$ 15	$ 917	$ 282

The accompanying notes are an integral part of these financial statements. 9-30-03 S-39

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth
	Mid Cap	Small Cap	LargeCap	Opportunities

Net assets at January 1, 2002	$ -	$ -	$ 2,208	$ 2,600
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	12	(15)
Net realized gain (loss) on investments
and capital gains distributions	-	(67)	(459)	(1,208)
Net unrealized appreciation (depreciation) of investments	(1)	(3)	(79)	276
Net increase (decrease) in net assets from operations	(1)	(70)	(526)	(947)
Changes from principal transactions:
Premiums	23	15	571	1,304
Surrenders and other withdrawals	-	-	(104)	(131)
Transfer payments	87	139	(124)	(376)
Policy loans	-	-	(5)	(6)
Loan collateral interest	-	-	3	-
Death benefits	-	-	-	(10)
Contract charges	(4)	(4)	(212)	(429)
Increase (decrease) in net assets derived from
principal transactions	106	150	129	352
Total increase (decrease)	105	80	(397)	(595)
Net assets at December 31, 2002	105	80	1,811	2,005
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(2)	(10)
Net realized gain (loss) on investments
and capital gains distributions	97	66	(457)	(287)
Net unrealized appreciation (depreciation) of investments	(20)	(15)	662	673
Net increase (decrease) in net assets from operations	77	50	203	376
Changes from principal transactions:
Premiums	123	69	332	704
Surrenders and withdrawals	(4)	(4)	(70)	(51)
Transfer payments	417	198	(128)	(253)
Policy loans	(3)	-	(2)	(8)
Loan collateral interest	-	-	2	1
Death benefits	-	-	(2)	(1)
Contract charges	(37)	(19)	(150)	(257)
Increase (decrease) in net assets derived from
principal transactions	496	244	(18)	135
Total increase (decrease)	573	294	185	511
Net assets at September 30, 2003	$ 678	$ 374	$ 1,996	$ 2,516

The accompanying notes are an integral part of these financial statements. 9-30-03 S-40

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
	ING VP	ING VP	ING VP
	Growth	High Yield	International	ING VP
	+ Value	Bond	Value	Magna Cap

Net assets at January 1, 2002	$ 18,089	$ 1,220	$ 7,806	$ 503
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	147	25	6
Net realized gain (loss) on investments
and capital gains distributions	(9,350)	(116)	(2,892)	(51)
Net unrealized appreciation (depreciation) of investments	2,084	(53)	1,239	(200)
Net increase (decrease) in net assets from operations	(7,378)	(22)	(1,628)	(245)
Changes from principal transactions:
Premiums	5,682	565	3,067	512
Surrenders and other withdrawals	(555)	(58)	(205)	(28)
Transfer payments	(933)	285	4,015	551
Policy loans	(45)	(7)	(49)	(1)
Loan collateral interest	26	1	10	-
Death benefits	(34)	(4)	(15)	-
Contract charges	(2,015)	(236)	(1,045)	(152)
Increase (decrease) in net assets derived from
principal transactions	2,126	546	5,778	882
Total increase (decrease)	(5,252)	524	4,150	637
Net assets at December 31, 2002	12,837	1,744	11,956	1,140
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	116	109	2
Net realized gain (loss) on investments
and capital gains distributions	(7,223)	(94)	1,129	(11)
Net unrealized appreciation (depreciation) of investments	10,123	227	1,046	202
Net increase (decrease) in net assets from operations	2,828	249	2,284	193
Changes from principal transactions:
Premiums	2,986	449	3,015	395
Surrenders and withdrawals	(389)	(115)	(549)	(84)
Transfer payments	(2,078)	688	3,000	51
Policy loans	(79)	(22)	(39)	(5)
Loan collateral interest	22	2	10	-
Death benefits	(10)	(2)	(17)	(1)
Contract charges	(1,283)	(229)	(1,067)	(144)
Increase (decrease) in net assets derived from
principal transactions	(831)	771	4,353	212
Total increase (decrease)	1,997	1,020	6,637	405
Net assets at September 30, 2003	$ 14,834	$ 2,764	$ 18,593	$ 1,545

The accompanying notes are an integral part of these financial statements. 9-30-03 S-41

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
	ING VP	ING VP		Janus Aspen
	Mid Cap	Small Cap	Janus Aspen	International
	Opportunities	Opportunities	Growth	Growth

Net assets at January 1, 2002	$ 1,313	$ 26,824	$ 29,811	$ 18,555
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(160)	(185)	25
Net realized gain (loss) on investments
and capital gains distributions	(182)	(12,154)	(8,391)	(3,033)
Net unrealized appreciation (depreciation) of investments	(228)	(607)	338	(389)
Net increase (decrease) in net assets from operations	(417)	(12,921)	(8,238)	(3,397)
Changes from principal transactions:
Premiums	684	7,099	7,255	5,182
Surrenders and other withdrawals	(45)	(698)	(930)	(676)
Transfer payments	109	(105)	(4,444)	(1,511)
Policy loans	(9)	(248)	(57)	(62)
Loan collateral interest	1	19	24	28
Death benefits	(1)	(35)	(78)	(22)
Contract charges	(225)	(2,471)	(3,032)	(1,997)
Increase (decrease) in net assets derived from
principal transactions	514	3,561	(1,262)	942
Total increase (decrease)	97	(9,360)	(9,500)	(2,455)
Net assets at December 31, 2002	1,410	17,464	20,311	16,100
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(100)	(110)	104
Net realized gain (loss) on investments
and capital gains distributions	(198)	(8,909)	(11,356)	2,365
Net unrealized appreciation (depreciation) of investments	543	13,026	14,597	1,060
Net increase (decrease) in net assets from operations	337	4,017	3,131	3,529
Changes from principal transactions:
Premiums	441	4,095	4,088	3,234
Surrenders and withdrawals	(59)	(651)	(1,008)	(535)
Transfer payments	228	(2,716)	(2,153)	(979)
Policy loans	(3)	(81)	(86)	(16)
Loan collateral interest	1	15	19	25
Death benefits	-	(22)	(23)	(26)
Contract charges	(187)	(1,608)	(1,951)	(1,406)
Increase (decrease) in net assets derived from
principal transactions	421	(968)	(1,114)	297
Total increase (decrease)	758	3,049	2,017	3,826
Net assets at September 30, 2003	$ 2,168	$ 20,513	$ 22,328	$ 19,926

The accompanying notes are an integral part of these financial statements. 9-30-03 S-42

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
			Neuberger
	Janus Aspen	Janus Aspen	Berman AMT	Neuberger
	Mid Cap	Worldwide	Limited	Berman AMT
	Growth	Growth	Maturity Bond	Partners

Net assets at January 1, 2002	$ 30,499	$ 53,757	$ 7,482	$ 9,503
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(177)	68	338	(27)
Net realized gain (loss) on investments
and capital gains distributions	(17,357)	(12,807)	124	(2,154)
Net unrealized appreciation (depreciation) of investments	8,575	(1,745)	5	(347)
Net increase (decrease) in net assets from operations	(8,959)	(14,484)	467	(2,528)
Changes from principal transactions:
Premiums	9,756	12,485	2,833	2,048
Surrenders and other withdrawals	(1,323)	(1,780)	(478)	(468)
Transfer payments	(3,765)	(5,161)	3,012	390
Policy loans	(142)	(152)	(54)	(27)
Loan collateral interest	51	79	7	7
Death benefits	(53)	(104)	(8)	(13)
Contract charges	(3,608)	(4,843)	(1,055)	(883)
Increase (decrease) in net assets derived from
principal transactions	916	524	4,257	1,054
Total increase (decrease)	(8,043)	(13,960)	4,724	(1,474)
Net assets at December 31, 2002	22,456	39,797	12,206	8,029
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(124)	121	(72)	(53)
Net realized gain (loss) on investments
and capital gains distributions	(20,431)	(19,412)	341	121
Net unrealized appreciation (depreciation) of investments	25,284	22,818	(44)	1,351
Net increase (decrease) in net assets from operations	4,729	3,527	225	1,419
Changes from principal transactions:
Premiums	5,299	7,291	2,428	1,341
Surrenders and withdrawals	(859)	(1,381)	(1,188)	(446)
Transfer payments	(1,904)	(4,631)	1,721	225
Policy loans	(114)	(145)	52	(36)
Loan collateral interest	40	63	10	6
Death benefits	(23)	(38)	(19)	(5)
Contract charges	(2,487)	(3,088)	(1,054)	(646)
Increase (decrease) in net assets derived from
principal transactions	(48)	(1,929)	1,950	439
Total increase (decrease)	4,681	1,598	2,175	1,858
Net assets at September 30, 2003	$ 27,137	$ 41,395	$ 14,381	$ 9,887

The accompanying notes are an integral part of these financial statements. 9-30-03 S-43

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
	Neuberger
	Berman AMT
	Socially	OpCap	OpCap Global	OpCap
	Responsive	Equity	Equity	Managed

Net assets at January 1, 2002	$ 621	$ 4,625	$ 1,479	$ 7,904
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	(4)	82
Net realized gain (loss) on investments
and capital gains distributions	(32)	(737)	(467)	(313)
Net unrealized appreciation (depreciation) of investments	(78)	(335)	175	(1,450)
Net increase (decrease) in net assets from operations	(113)	(1,067)	(296)	(1,681)
Changes from principal transactions:
Premiums	303	1,282	408	2,307
Surrenders and other withdrawals	(32)	(237)	(60)	(367)
Transfer payments	33	(63)	270	1,355
Policy loans	(2)	(43)	(9)	(23)
Loan collateral interest	-	3	3	15
Death benefits	-	(10)	(1)	(25)
Contract charges	(112)	(506)	(175)	(966)
Increase (decrease) in net assets derived from
principal transactions	190	426	436	2,296
Total increase (decrease)	77	(641)	140	615
Net assets at December 31, 2002	698	3,984	1,619	8,519
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	35	2	110
Net realized gain (loss) on investments
and capital gains distributions	(8)	(188)	290	(1,332)
Net unrealized appreciation (depreciation) of investments	152	708	5	2,242
Net increase (decrease) in net assets from operations	141	555	297	1,020
Changes from principal transactions:
Premiums	225	829	365	1,557
Surrenders and withdrawals	(55)	(152)	(29)	(261)
Transfer payments	95	(351)	589	662
Policy loans	(4)	(8)	(40)	214
Loan collateral interest	-	1	2	12
Death benefits	-	(11)	-	(7)
Contract charges	(90)	(349)	(161)	(789)
Increase (decrease) in net assets derived from
principal transactions	171	(41)	726	1,388
Total increase (decrease)	312	514	1,023	2,408
Net assets at September 30, 2003	$ 1,010	$ 4,498	$ 2,642	$ 10,927

The accompanying notes are an integral part of these financial statements. 9-30-03 S-44

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
		Pioneer	Pioneer	Putnam VT
	OpCap	Mid Cap	Small Cap	Diversified
	Small Cap	Value VCT	Value VCT	Income

Net assets at January 1, 2002	$ 10,997	$ -	$ -	$ 1,248
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(82)	(1)	-	97
Net realized gain (loss) on investments
and capital gains distributions	1,367	(23)	(7)	(51)
Net unrealized appreciation (depreciation) of investments	(4,591)	(2)	1	13
Net increase (decrease) in net assets from operations	(3,306)	(26)	(6)	59
Changes from principal transactions:
Premiums	2,959	76	35	(6)
Surrenders and other withdrawals	(491)	(1)	-	(82)
Transfer payments	3,153	1,109	118	(49)
Policy loans	(59)	-	-	(7)
Loan collateral interest	15	-	-	-
Death benefits	(11)	-	-	-
Contract charges	(1,238)	(13)	(7)	(65)
Increase (decrease) in net assets derived from
principal transactions	4,328	1,171	146	(209)
Total increase (decrease)	1,022	1,145	140	(150)
Net assets at December 31, 2002	12,019	1,145	140	1,098
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	-	(1)	95
Net realized gain (loss) on investments
and capital gains distributions	(2,109)	107	-	(179)
Net unrealized appreciation (depreciation) of investments	5,178	(15)	61	232
Net increase (decrease) in net assets from operations	3,002	92	60	148
Changes from principal transactions:
Premiums	2,178	169	159	1
Surrenders and withdrawals	(421)	(1)	(1)	(31)
Transfer payments	1,777	(699)	197	(56)
Policy loans	(67)	-	(4)	(3)
Loan collateral interest	9	-	-	-
Death benefits	(18)	-	-	(3)
Contract charges	(992)	(41)	(33)	(50)
Increase (decrease) in net assets derived from
principal transactions	2,466	(572)	318	(142)
Total increase (decrease)	5,468	(480)	378	6
Net assets at September 30, 2003	$ 17,487	$ 665	$ 518	$ 1,104

The accompanying notes are an integral part of these financial statements. 9-30-03 S-45

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Growth and	International	New	Small Cap
	Income	Growth	Opportunities	Value

Net assets at January 1, 2002	$ 43,533	$ 1,433	$ 38,232	$ 1,199
Increase (decrease) in net assets
Operations:
Net investment income (loss)	360	4	(260)	(11)
Net realized gain (loss) on investments
and capital gains distributions	(2,973)	97	(6,562)	(631)
Net unrealized appreciation (depreciation) of investments	(6,010)	1,031	(5,186)	(128)
Net increase (decrease) in net assets from operations	(8,623)	1,132	(12,008)	(770)
Changes from principal transactions:
Premiums	7,040	14	8,174	1,117
Surrenders and other withdrawals	(1,881)	(52)	(1,565)	(130)
Transfer payments	(879)	(1,343)	(2,501)	2,705
Policy loans	(191)	(10)	(173)	(43)
Loan collateral interest	68	-	66	3
Death benefits	(80)	-	(29)	(2)
Contract charges	(3,516)	(81)	(3,109)	(389)
Increase (decrease) in net assets derived from
principal transactions	561	(1,472)	863	3,261
Total increase (decrease)	(8,062)	(340)	(11,145)	2,491
Net assets at December 31, 2002	35,471	1,093	27,087	3,690
Increase (decrease) in net assets
Operations:
Net investment income (loss)	559	5	(181)	2
Net realized gain (loss) on investments
and capital gains distributions	(8,194)	221	(18,659)	698
Net unrealized appreciation (depreciation) of investments	11,884	(116)	24,240	186
Net increase (decrease) in net assets from operations	4,249	110	5,400	886
Changes from principal transactions:
Premiums	4,616	(1)	4,831	960
Surrenders and withdrawals	(1,422)	(19)	(1,065)	(179)
Transfer payments	(519)	(88)	(1,259)	(112)
Policy loans	(232)	(8)	(167)	(12)
Loan collateral interest	52	-	50	2
Death benefits	(69)	(5)	(91)	(2)
Contract charges	(2,586)	(50)	(2,166)	(364)
Increase (decrease) in net assets derived from
principal transactions	(160)	(171)	133	293
Total increase (decrease)	4,089	(61)	5,533	1,179
Net assets at September 30, 2003	$ 39,560	$ 1,032	$ 32,620	$ 4,869

The accompanying notes are an integral part of these financial statements. 9-30-03 S-46

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Statement of Changes in Net Assets-Unaudited
Nine months ended September 30, 2003 and year ended December 31, 2002
(Dollars in thousands)
	Putnam VT
	Utilities
	Growth and	Putnam VT
	Income	Voyager

Net assets at January 1, 2002	$ 1,915	$ 101,802
Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	24
Net realized gain (loss) on investments and capital gains distributions	(181)	(12,018)
Net unrealized appreciation (depreciation) of investments	(316)	(15,787)
Net increase (decrease) in net assets from operations	(453)	(27,781)
Changes from principal transactions:
Premiums	(2)	16,684
Surrenders and other withdrawals	(81)	(4,312)
Transfer payments	(62)	(5,336)
Policy loans	(10)	(612)
Loan collateral interest	-	177
Death benefits	-	(115)
Contract charges	(110)	(7,578)
Increase (decrease) in net assets derived from principal transactions	(265)	(1,092)
Total increase (decrease)	(718)	(28,873)
Net assets at December 31, 2002	1,197	72,929
Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	29
Net realized gain (loss) on investments and capital gains distributions	(828)	(48,911)
Net unrealized appreciation (depreciation) of investments	934	59,217
Net increase (decrease) in net assets from operations	147	10,335
Changes from principal transactions:
Premiums	(5)	10,125
Surrenders and withdrawals	(30)	(3,100)
Transfer payments	(22)	(4,772)
Policy loans	(8)	(415)
Loan collateral interest	-	129
Death benefits	(7)	(119)
Contract charges	(67)	(5,171)
Increase (decrease) in net assets derived from principal transactions	(139)	(3,323)
Total increase (decrease)	8	7,012
Net assets at September 30, 2003	$ 1,205	$ 79,941

The accompanying notes are an integral part of these financial statements. 9-30-03 S-47

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

1.	Organization

ReliaStar Life Insurance Company Select*Life Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life policies ("Policies"). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design and Flex Design products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

9-30-03 S-48

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

At September 30, 2003, the Account had sixty-six investment divisions (the "Divisions"), thirty-four of which invest in independently managed mutual funds and sixteen of which invest in mutual funds managed by an affiliate, either Directed Services, Inc., ING Life Insurance and Annuity Company, or ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2003 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Variable Portfolios, Inc.:
Dent Demographic Trends Fund - Series I Shares	Index Plus LargeCap Portfolio - Class R*
Index Plus MidCap Portfolio - Class R*
Alger American Funds:	Index Plus SmallCap Portfolio - Class R*
Growth Portfolio - Class O Shares
Leveraged AllCap Portfolio - Class O Shares	ING Variable Products (VP) Trust:
MidCap Growth Portfolio - Class O Shares	Disciplined LargeCap Portfolio - Class R
Small Capitalization Portfolio - Class O Shares	Growth Opportunities Portfolio - Class R
Growth + Value Portfolio - Class R
American Funds Insurance Series	High Yield Bond Portfolio - Class R
Growth Fund - Class 2**	International Value Portfolio - Class R
Growth-Income Fund - Class 2**	MagnaCap Portfolio - Class R
International Fund - Class 2**	MidCap Opportunities Portfolio - Class R
SmallCap Opportunities Portfolio - Class R
Fidelity® Variable Insurance Products Funds:
VIP II Asset Manager Portfolio - Initial Class	Janus Aspen Series:
VIP II Contrafund® Portfolio - Initial Class	Growth - Institutional Shares
VIP Equity-Income Portfolio - Initial Class	International Growth - Institutional Shares
VIP Growth Portfolio - Initial Class	Mid Cap Growth Portfolio - Institutional Shares
VIP High Income Portfolio - Initial Class	Worldwide Growth - Institutional Shares
VIP Index 500 Portfolio - Initial Class
VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust:
VIP Money Market Portfolio - Initial Class	Limited Maturity Bond Portfolio
VIP Overseas Portfolio - Initial Class	Partners Portfolio
Socially Responsive Portfolio
ING Income Shares:
VP Bond Portfolio - Class R*

9-30-03 S-49

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

ING Investors Trust:	PIMCO Accumulation Trust:
AIM Capital Mid Cap Growth Portfolio -	OpCap Equity Portfolio
Service Shares**	OpCap Global Equity Portfolio
Hard Assets Portfolio - Institutional Shares**	OpCap Managed Portfolio
International Portfolio - Service Shares**	OpCap Small Cap Portfolio
Limited Maturity Bond Portfolio - Service
Shares**
Liquid Assets Portfolio - Service Shares**	Pioneer Variable Contracts Trust:
Marsico Growth Portfolio - Service Shares**	Mid Cap Value VCT Portfolio - Class I*
MFS Mid Cap Growth Portfolio - Service	Small Cap Value VCT Portfolio - Class I*
Shares
MFS Total Return Portfolio - Institutional
Shares**	Putnam Variable Trust:
Salomon Brothers Investors Portfolio -	Diversified Income Fund - Class IA Shares
Institutional Shares**	Growth and Income Fund - Class IA Shares
T. Rowe Price Capital Appreciation	International Growth Fund - Class IA Shares
Portfolio -- Institutional Shares	New Opportunities Fund - Class IA Shares
T. Rowe Price Equity Income Portfolio -	Small Cap Value Fund - Class IA Shares
Service Shares**	Utilities Growth and Income Fund - Class IA
Van Kampen Real Estate Portfolio -	Shares
Institutional Shares**	Voyager Fund - Class IA Shares

ING Partners, Inc.:
JPMorgan Mid-Cap Value Portfolio - Initial Class**
PIMCO Total Return Portfolio - Service Class**
Salomon Brothers Aggressive Growth - Portfolio -
Service Class
UBS Tactical Asset Allocation Portfolio - Initial
Class*
Van Kampen Comstock Portfolio - Initial Class*

* Investment Division was added in 2002
** Investment Division was added in 2003

9-30-03 S-50

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Investors Trust:	The GCG Trust:
MFS Mid Cap Growth	Mid Cap Growth
T. Rowe Price Capital Appreciation	Fully Managed
ING Variable Products (VP) Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap	ING VP Research Enhanced Index Portfolio
Janus Aspen Series:	Janus Aspen Series:
Mid Cap Growth	Aggressive Growth
PIMCO Accumulation Trust:	OCC Accumulation Trust:
OpCap Equity Portfolio	OCC Accumulation Trust Equity Portfolio
OpCap Global Equity Portfolio	OCC Accumulation Trust Global Equity Portfolio
OpCap Managed Portfolio	OCC Accumulation Trust Managed Portfolio
OpCap Small Cap Portfolio	OCC Accumulation Trust Small Cap Portfolio

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined using the specific identification basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as appreciation or depreciation of investments.

9-30-03 S-51

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life.

Policyholder Reserves

Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

3.	Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.75% to 5.00% of each premium payment as defined in the Policy.

Mortality and Expense Risk and Other Charges

The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates ranging from 0.00% to 0.80% of the average daily net asset value of each Division of the Account to cover these risks.

The cost of insurance charge varies based on the insured's sex, issue age, Policy year, rate class, and the face amount of the Policy.

The monthly administrative charge is currently $8.25 per month and is guaranteed not to exceed $12 per month.

9-30-03 S-52

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, ReliaStar Life assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Charges

A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policy.

4.	Related Party Transactions

During the year ended December 31, 2003, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.75% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

9-30-03 S-53

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Nine Months Ended		Year Ended
	September 30, 2003		December 31, 2002
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
AIM Variable Insurance Funds:
Dent Demographic Trends	$ 2,948	$ 2,369	$ 4,583	$ 3,911
The Alger American Fund:
Growth	22,828	20,681	17,764	12,939
Leveraged All Cap	2,391	1,405	3,752	2,771
Mid Cap Growth	29,593	25,285	19,718	13,183
Small Capitalization	14,204	13,750	14,766	13,955
American Funds Insurance Series:
Growth	595	3	-	-
Growth-Income	808	6	-	-
International	500	3	-	-
Fidelity® Variable Insurance Products Fund:
Asset ManagerSM	7,789	9,384	1,137	3,827
Contrafund®	57,669	53,178	23,048	20,555
Equity-Income	72,702	68,123	41,151	40,561
Growth	64,059	67,930	18,768	21,866
High Income	106,984	102,305	67,625	69,080
Index 500	47,536	43,595	27,079	21,285
Investment Grade Bond	35,580	32,774	20,172	13,158
Money Market	308,014	311,803	443,744	425,703
Overseas	4,564	5,755	564	2,703
ING Income Shares:
Bond	29,576	28,733	3,108	2,833
ING Investors Trust:
ING AIM Capital Mid Cap Growth	707	688	-	-
ING Hard Assets	728	721	-	-
ING International	800	734	-	-
ING Limited Maturity Bond	41	2	-	-
ING Liquid Assets	30	2	-	-
ING Marsico Growth	413	2	-	-
ING MFS Mid Cap Growth	8,770	8,395	5,055	4,329
ING MFS Total Return	118	2	-	-
ING Salomon Brothers Investors	36	1	-	-
ING T. Rowe Price Capital Appreciation	12,426	10,569	5,895	1,740
ING T. Rowe Price Equity Income	126	5	-	-
ING Van Kampen Real Estate	148	39	-	-

9-30-03 S-54

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

	Nine Months Ended		Year Ended
	September 30, 2003		December 31, 2002
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
ING Partners Inc:
ING JPMorgan Mid-Cap Value	$ 489	$ 284	$ -	$ -
ING PIMCO Total Return	380	2	-	-
ING UBS Tactical Asset Allocation	10	4	10	2
ING Salomon Brothers Aggressive Growth	78	8	-	-
ING Van Kampen Comstock	2,277	1,655	233	12
ING Variable Portfolios Inc:
Index Plus Large Cap	4,993	4,810	1,530	1,461
Index Plus Mid Cap	8,232	7,736	703	597
Index Plus Small Cap	3,948	3,705	1,828	1,678
ING Variable Products Trust:
Disciplined LargeCap	1,367	1,387	1,883	1,742
Growth Opportunities	759	634	2,320	1,984
Growth + Value	11,280	12,183	13,082	11,066
High Yield Bond	4,466	3,624	1,369	651
International Value	37,510	33,049	32,021	26,217
Magna Cap	4,781	4,568	1,368	480
Mid Cap Opportunities	1,347	933	1,505	998
Small Cap Opportunities	16,705	17,773	17,172	13,771
Janus Aspen Series:
Growth	11,904	13,128	11,692	13,194
International Growth	130,513	130,112	258,041	257,074
Mid Cap Growth	11,605	11,776	13,121	12,356
Worldwide Growth	34,905	36,713	25,148	24,554
Neuberger Berman Advisors Management Trust:
Limited Maturity Bond	12,487	10,609	13,624	9,030
Partners	19,855	19,469	13,652	12,622
Socially Responsive	419	252	784	597
PIMCO Accumulation Trust:
OpCap Equity	6,971	6,977	5,497	5,064
OpCap Global Equity	9,144	8,416	5,134	4,701
OpCap Managed	6,982	5,484	6,249	3,871
OpCap Small Cap	15,894	13,495	21,575	17,328
Pioneer Variable Contracts Trust:
Mid Cap Value	10,768	11,340	5,615	4,445
Small Cap Value	349	31	171	25

9-30-03 S-55

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

	Nine Months Ended		Year Ended
	September 30, 2003		December 31, 2002
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
Putnam Variable Trust:
Diversified Income	$ 1,061	$ 1,109	$ 108	$ 218
Growth and Income	33,824	33,425	17,239	16,311
International Growth	930	1,096	46	1,514
New Opportunities	28,526	28,574	11,690	11,084
Small Cap Value	12,904	12,609	24,328	21,078
Utilities Growth and Income	978	1,076	71	292
Voyager	59,491	62,785	19,431	20,501

9-30-03 S-56
RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

6.	Changes in Units

The net changes in units outstanding follow:

	Nine Months Ended	Year Ended
	September 30, 2003	December 31, 2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
Dent Demographic Trends	130,502	138,598
The Alger American Fund:
Growth	191,993	378,946
Leveraged All Cap	205,698	183,119
Mid Cap Growth	299,683	461,801
Small Capitalization	63,335	755,100
American Funds Insurance Series:
Growth	71,677	-
Growth-Income	52,840	-
International	43,761	-
Fidelity® Variable Insurance Products Fund:
Asset ManagerSM	(112,142)	(178,404)
Contrafund®	187,384	76,473
Equity-Income	156,461	(2,741)
Growth	(139,520)	(45,589)
High Income	305,353	(222,581)
Index 500	123,579	187,697
Investment Grade Bond	91,990	376,885
Money Market	(261,758)	1,111,906
Overseas	91,656	(149,746)
ING Income Shares:
Bond	74,728	26,156
ING Investors Trust:
ING AIM Capital Mid Cap Growth	683	-
ING Hard Assets	665	-
ING International	5,339	-
ING Limited Maturity Bond	3,917	-
ING Liquid Assets	2,752	-
ING Marsico Growth	35,714	-
ING MFS Mid Cap Growth	252,786	-
ING MFS Total Return	11,057	-
ING Salomon Brothers Investors	3,102	-
ING T. Rowe Price Capital Appreciation	705,034	-
ING T. Rowe Price Equity Income	11,108	-
ING Van Kampen Real Estate	9,752	-

9-30-03 S-57

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

	Nine Months Ended	Year Ended
	September 30, 2003	December 31, 2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
ING Partners Inc:
ING JPMorgan Mid-Cap Value	18,371	-
ING PIMCO Total Return	37,752	-
ING UBS Tactical Asset Allocation	755	909
ING Salomon Brothers Aggressive Growth	6,324	-
ING Van Kampen Comstock	67,118	26,742
ING Variable Portfolios Inc:
Index Plus Large Cap	25,847	4,501
Index Plus Mid Cap	57,816	12,872
Index Plus Small Cap	29,557	10,118
ING Variable Products Trust:
Disciplined LargeCap	(3,137)	9,698
Growth Opportunities	28,480	59,671
Growth + Value	(82,589)	162,505
High Yield Bond	80,039	60,512
International Value	304,716	390,565
Magna Cap	28,767	106,943
Mid Cap Opportunities	80,243	96,698
Small Cap Opportunities	(57,167)	125,651
Janus Aspen Series:
Growth	(122,835)	48,706
International Growth	88,997	(168,470)
Mid Cap Growth	(12,620)	231,951
Worldwide Growth	(206,936)	(21,805)
Neuberger Berman Advisors Management Trust:
Limited Maturity Bond	141,401	326,009
Partners	31,974	95,704
Socially Responsive	17,897	19,309
PIMCO Accumulation Trust:
OpCap Equity	(4,297)	34,742
OpCap Global Equity	66,348	39,236
OpCap Managed	127,879	196,870
OpCap Small Cap	183,787	304,493
Pioneer Variable Contracts Trust:
Mid Cap Value	(70,241)	136,600
Small Cap Value	39,068	18,317

9-30-03 S-58

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

	Nine Months Ended	Year Ended
	September 30, 2003	December 31, 2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
Putnam Variable Trust:
Diversified Income	(9,405)	(15,394)
Growth and Income	(15,012)	6,773
International Growth	(24,282)	(28,063)
New Opportunities	(7,981)	30,789
Small Cap Value	21,741	300,226
Utilities Growth and Income	(9,802)	(18,079)
Voyager	(179,397)	(106,032)

9-30-03 S-59
RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

7.	Financial Highlights

A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2003, and the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
AIM Variable Insurance Funds:
Dent Demographic Trends
2003	1,071	$4.50	$ 4,822	-%	0.00%	23.63%
2002	941	$3.64	3,425	-	0.00%	-32.20%
2001	802	$5.36	4,304	-	0.00%	-31.91%
2000	450	$7.88	3,547	*	*	*
The Alger American Fund:
Growth
2003	3,645	$11.28 to $11.85	43,076	-	0.00% to 0.80%	19.87% to 20.55%
2002	3,453	$9.41 to $9.83	33,851	0.04	0.00% to 0.80%	-33.53% to -32.99%
2001	3,074	$14.16 to $14.67	44,966	0.23	0.00% to 0.80%	-12.53% to -11.81%
2000	2,563	$16.19 to $16.63	42,521	*	*	*
Leveraged All Cap			4,340
2003	844	$5.14	3,857	-	0.00%	22.67%
2002	639	$4.19	2,676	0.01	0.00%	-33.91%
2001	455	$6.35	2,891	-	0.00%	-15.93%
2000	217	$7.55	1,641	*	*	*
Mid Cap Growth
2003	1,684	$15.07 to $15.83	26,568	-	0.00% to 0.80%	29.69% to 30.40%
2002	1,385	$11.62 to $12.14	16,748	-	0.00% to 0.80%	-30.11% to -29.54%
2001	923	$16.63 to $17.23	15,831	-	0.00% to 0.80%	-7.28% to -6.52%
2000	630	$17.93 to $18.43	11,552	*	*	*

9-30-03 S-60

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Small Capitalization
2003	892	$7.60 to $7.99	$ 7,099	-%	0.00% to 0.80%	25.62% to 26.42%
2002	829	$6.05 to $6.32	5,220	-	0.00% to 0.80%	-26.82% to -26.22%
2001	736	$8.27 to $8.56	6,285	0.05	0.00% to 0.80%	-30.08% to -29.51%
2000	595	$11.82 to $12.15	7,213	*	*	*
American Funds Insurance Series:
Growth
2003	72	$11.21	595	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Growth-Income
2003	53	$11.26	804	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
International
2003	44	$11.82	517	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Fidelity® Variable Insurance Products Fund:
Asset ManagerSM
2003	806	$17.98 to $24.23	16,901	3.76	0.00% to 0.80%	10.29% to 10.92%
2002	919	$16.21 to $21.97	17,370	4.12	0.00% to 0.80%	-9.46% to -8.73%
2001	1,097	$17.76 to $24.26	22,760	4.43	0.00% to 0.80%	-4.86% to -4.09%
2000	1,272	$18.52 to $25.50	27,650	*	*	*

9-30-03 S-61

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Contrafund®
2003	3,148	$13.60 to $25.43	$ 77,710	0.45%	0.00% to 0.80%	14.57% to 15.22%
2002	2,961	$11.87 to $22.07	63,546	0.80	0.00% to 0.80%	-10.07% to -9.35%
2001	2,884	$13.21 to $24.34	68,158	0.78	0.00% to 0.80%	-12.95% to -12.24%
2000	2,717	$15.17 to $27.74	73,134	*	*	*
Equity-Income
2003	3,540	$24.39 to $38.74	97,882	1.78	0.00% to 0.80%	13.24% to 13.92%
2002	3,384	$21.41 to $34.21	83,106	1.68	0.00% to 0.80%	-17.61% to 16.95%
2001	3,387	$25.78 to $41.52	101,346	1.69	0.00% to 0.80%	-5.72% to -4.96%
2000	3,124	$27.13 to $44.04	101,008	*	*	*
Growth
2003	4,251	$22.49 to $40.50	114,108	0.28	0.00% to 0.80%	18.80% to 19.50%
2002	4,391	$18.82 to $34.09	99,310	0.25	0.00% to 0.80%	-30.67% to -30.10%
2001	4,436	$26.93 to $49.17	146,559	0.08	0.00% to 0.80%	-18.31% to -17.65%
2000	4,413	$32.70 to $60.20	180,603	*	*	*
High Income
2003	1,316	$13.97 to $25.28	20,895	6.46	0.00% to 0.80%	19.92% to 20.74%
2002	1,011	$11.57 to $21.08	13,890	10.14	0.00% to 0.80%	2.62% to 3.44%
2001	1,234	$11.19 to $20.54	16,110	12.86	0.00% to 0.80%	-12.44% to -11.73%
2000	945	$12.67 to $23.46	14,721	*	*	*
Index 500
2003	3,235	$24.46 to $24.76	80,016	1.48	0.00% to 0.80%	13.87% to 14.58%
2002	3,111	$21.48 to $21.61	67,202	1.26	0.00% to 0.80%	-22.87% to -22.25%
2001	2,924	$27.80 to $27.86	81,285	1.12	0.00% to 0.80%	-12.81% to -12.10%
2000	2,604	$31.62 to $31.95	82,429	*	*	*

9-30-03 S-62

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Investment Grade Bond
2003	1,188	$18.99 to $22.64	$ 22,996	5.09%	0.00% to 0.80%	3.81% to 4.40%
2002	1,096	$18.19 to $21.81	20,365	3.20	0.00% to 0.80%	9.46% to 10.34%
2001	719	$16.48 to $19.93	12,228	4.34	0.00% to 0.80%	7.59% to 8.46%
2000	490	$15.19 to $18.52	7,758	*	*	*
Money Market
2003	4,147	$15.45 to $20.00	65,555	0.75	0.00% to 0.80%	0.20% to 0.78%
2002	4,409	$15.33 to $19.96	69,344	1.68	0.00% to 0.80%	0.88% to 1.69%
2001	3,297	$15.08 to $19.79	51,300	4.00	0.00% to 0.80%	3.35% to 4.19%
2000	2,888	$14.47 to $19.15	43,171	*	*	*
Overseas
2003	565	$14.07 to $19.30	8,906	0.87	0.00% to 0.80%	22.46% to 23.20%
2002	657	$11.42 to $15.76	8,400	0.81	0.00% to 0.80%	-20.92% to -20.28%
2001	807	$14.32 to $19.93	12,989	5.72	0.00% to 0.80%	-21.80% to -21.17%
2000	973	$18.17 to $25.48	19,925	*	*	*
ING Income Shares:
VP Bond
2003	101	$11.31	1,141	2.25	0.00%	5.21%
2002	26	$10.75	281	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Investors Trust:
ING AIM Capital Mid Cap Growth
2003	1	$11.93	8	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

9-30-03 S-63

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
ING Hard Assets
2003	1	$12.45	$ 8	**** %	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING International
2003	5	$11.68	62	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Limited Maturity Bond
2003	4	$10.10	40	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Liquid Assets
2003	3	$10.03	28	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Marsico Growth
2003	5	$11.55	412	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

9-30-03 S-64

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
ING MFS Mid Cap Growth
2003	253	$5.03	$ 1,272	-%	0.00%	25.75%
2002	172	$4.00	690	-	0.00%	-48.80%
2001	22	$7.82	170	**	0.00%	**
2000	**	**	**	**	**	**
ING MFS Total Return
2003	11	$10.65	118	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Salomon Brothers Investors
2003	3	$11.22	35	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING T. Rowe Price Capital Appreciation
2003	705	$11.42	8,051	-	0.00%	9.39%
2002	528	$10.24	5,405	4.05	0.00%	0.48%
2001	142	$10.19	1,450	**	0.00%	**
2000	**	**	**	**	**	**
ING T. Rowe Price Equity Income
2003	11	$10.88	121	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

9-30-03 S-65

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
ING Van Kampen Real Estate
2003	10	$11.97	$ 117	**** %	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Partners Inc:
ING JPMorgan Mid-Cap Value
2003	18	$11.23	206	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING PIMCO Total Return
2003	38	$10.13	382	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Salomon Brothers Aggressive Growth
2003	6	$11.19	15	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING UBS Tactical Asset Allocation
2003	2	$9.26	71	-	0.00%	13.90%
2002	1	$8.13	7	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

9-30-03 S-66

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
ING Van Kampen Comstock Portfolio
2003	94	$9.77	$ 917	-%	0.00%	16.31%
2002	27	$8.40	225	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Variable Portfolios Inc:
Index Plus Large Cap
2003	30	$9.29	282	0.63	0.00%	12.61%
2002	5	$8.25	37	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Index Plus Mid Cap
2003	71	$9.59	678	0.51	0.00%	17.38%
2002	13	$8.17	105	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Index Plus Small Cap
2003	40	$9.42	374	-	0.00%	19.39%
2002	10	$7.89	80	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Products Trust:
Disciplined LargeCap Portfolio
2003	194	$7.10 to $10.36	1,996	0.47	0.00% to 0.80%	11.29% to 12.00%
2002	197	$6.38 to $9.25	1,811	1.37	0.00% to 0.80%	-22.71% to -22.08%
2001	188	$8.25 to $11.87	2,208	0.57	0.00% to 0.80%	-12.94% to -12.23%
2000	163	$9.48 to $13.52	2,181	*	*	*

9-30-03 S-67

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Growth Opportunities
2003	562	$4.48	$ 2,516	-%	0.00%	19.15%
2002	533	$3.76	2,005	-	0.00%	-31.57%
2001	474	$5.49	2,600	-	0.00%	-38.56%
2000	180	$8.94	1,611	*	*	*
Growth + Value
2003	1,309	$10.82 to $11.37	14,834	-	0.00% to 0.80%	22.12% to 22.92%
2002	1,391	$8.86 to $9.25	12,837	-	0.00% to 0.80%	-37.84% to -37.33%
2001	1,229	$14.25 to $14.76	18,089	-	0.00% to 0.80%	-31.54% to -30.99%
2000	823	$20.81 to $21.39	17,550	*	*	*
High Yield Bond
2003	276	$9.54 to $10.03	2,764	5.46	0.00% to 0.80%	11.84% to 12.57%
2002	196	$8.53 to $8.91	1,744	10.69	0.00% to 0.80%	-1.93% to -1.14%
2001	136	$8.70 to $9.01	1,220	9.62	0.00% to 0.80%	-0.12% to +0.69%
2000	100	$8.71 to $8.95	898	*	*	*
International Value
Income
2003	1,178	$15.06 to $15.82	18,593	1.23	0.00% to 0.80%	14.61% to 15.31%
2002	874	$13.14 to $13.72	11,956	0.95	0.00% to 0.80%	-16.05% to -15.37%
2001	483	$15.65 to $16.21	7,806	1.57	0.00% to 0.80%	-12.38% to -11.67%
2000	328	$17.86 to $18.35	6,013	*	*	*
Magna Cap
2003	191	$8.09	1,545	0.60	0.00%	15.08%
2002	162	$7.03	1,140	1.25	0.00%	-22.76%
2001	55	$9.10	503	1.38	0.00%	-10.44%
2000	13	$10.16	135	*	*	*

9-30-03 S-68

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Mid Cap Opportunities
2003	393	$5.52	$ 2,168	-%	0.00%	22.39%
2002	313	$4.51	1,410	-	0.00%	-25.86%
2001	216	$6.08	1,313	-	0.00%	-32.92%
2000	46	$9.06	417	*	*	*
Small Cap Opportunities
2003	925	$14.09 to $22.79	20,513	-	0.00% to 0.80%	23.71% to 24.40%
2002	982	$11.39 to $18.32	17,464	-	0.00% to 0.80%	-44.04% to -43.59%
2001	856	$11.01	26,824	-	0.00%	-75.98%
2000	634	$28.97 to $45.83	27,836	*	*	*
Janus Aspen Series:
Growth
2003	2,043	$10.43 to $10.96	22,328	-	0.00% to 0.80%	15.76% to 17.60%
2002	2,166	$9.01 to $9.40	20,311	-	0.00% to 0.80%	-27.10% to -26.51%
2001	2,334	$12.35 to $12.80	29,811	0.07	0.00% to 0.80%	-25.34% to -24.73%
2000	2,008	$16.55 to $17.00	34,078	*	*	*
International Growth
2003	1,722	$11.04 to $11.60	19,926	1.12	0.00% to 0.80%	16.70% to 17.41%
2002	1,633	$9.46 to $9.88	16,100	0.87	0.00% to 0.80%	-26.18% to -25.58%
2001	1,401	$12.81 to $13.27	18,555	1.15	0.00% to 0.80%	-23.85% to -23.23%
2000	1,108	$16.85 to $17.29	19,102	*	*	*
Mid Cap Growth
2003	2,272	$11.43 to $12.00	27,137	-	0.00% to 0.80%	20.95% to 21.58%
2002	2,284	$9.45 to $9.87	22,456	-	0.00% to 0.80%	-28.51% to -27.93%
2001	2,236	$13.22 to $13.69	30,499	-	0.00% to 0.80%	-39.94% to -39.45%
2000	1,753	$22.01 to $22.61	39,493	*	*	*

9-30-03 S-69

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Worldwide Growth
2003	3,724	$10.62 to $11.16	$ 41,395	0.85%	0.00% to 0.80%	9.15% to 9.84%
2002	3,931	$9.73 to $10.16	39,797	0.88	0.00% to 0.80%	-26.10% to -25.50%
2001	3,953	$13.17 to $13.64	53,757	0.50	0.00% to 0.80%	-23.06% to -22.44%
2000	3,432	$17.11 to $17.59	60,197	*	*	*
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond
2003	1,061	$12.92 to $13.58	14,381	-	0.00% to 0.80%	1.49% to 2.18%
2002	920	$12.73 to $13.29	12,206	4.11	0.00% to 0.80%	4.50% to 5.34%
2001	594	$12.18 to $12.62	7,482	4.77	0.00% to 0.80%	7.91% to 8.78%
2000	361	$11.29 to $11.60	4,190	*	*	*
Partners
2003	970	$9.72 to $10.22	9,887	-	0.00% to 0.80%	18.39% to 19.11%
2002	938	$8.21 to $8.58	8,029	0.50	0.00% to 0.80%	-24.75% to -24.14%
2001	842	$10.91 to $11.31	9,503	0.36	0.00% to 0.80%	-3.61% to -2.83%
2000	784	$11.32 to $11.63	9,112	*	*	*
Socially Responsive
2003	98	$10.30	1,010	-	0.00%	18.39%
2002	80	$8.70	698	-	0.00%	-14.75%
2001	61	$10.20	621	-	0.00%	-3.58%
2000	21	$10.58	221	*	*	*
PIMCO Accumulation Trust:
OpCap Equity
2003	398	$10.78 to $11.32	4,498	1.34	0.00% to 0.80%	13.59% to 14.23%
2002	403	$9.49 to $9.91	3,984	0.82	0.00% to 0.80%	-22.04% to -21.41%
2001	368	$12.17 to $12.61	4,625	0.50	0.00% to 0.80%	-7.76% to -7.02%
2000	188	$13.19 to $13.56	2,534	*	*	*

9-30-03 S-70

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
OpCap Global Equity
2003	226	$11.15 to $11.72	$ 2,642	0.56%	0.00% to 0.80%	14.48% to 15.24%
2002	160	$9.74 to $10.17	1,619	0.44	0.00% to 0.80%	-18.07% to -17.41%
2001	121	$11.88 to $12.31	1,479	-	0.00% to 0.80%	-14.51% to -13.82%
2000	100	$13.90 to $14.28	1,426	*	*	*
OpCap Managed
2003	988	$10.55 to $11.09	10,927	1.68	0.00% to 0.80%	10.94% to 11.68%
2002	861	$9.51 to $9.93	8,519	1.69	0.00% to 0.80%	-17.55% to -16.88%
2001	664	$11.53 to $11.94	7,904	2.02	0.00% to 0.80%	-5.67% to -4.91%
2000	486	$12.22 to $12.56	6,090	*	*	*
OpCap Small Cap
2003	1,259	$13.26 to $13.93	17,487	0.05	0.00% to 0.80%	23.58% to 24.26%
2002	1,076	$10.73 to $11.21	12,019	0.06	0.00% to 0.80%	-22.26% to -21.64%
2001	771	$13.80 to $14.30	10,997	0.61	0.00% to 0.80%	7.46% to 8.33%
2000	470	$12.85 to $13.20	6,194	*	*	*
Pioneer Variable Contracts Trust:
Mid Cap Value
2003	66	$10.02	665	0.22	0.00%	19.57%
2002	137	$8.38	1,145	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Small Cap Value
2003	57	$9.03	518	-	0.00%	18.50%
2002	18	$7.62	140	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

9-30-03 S-71

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division	(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Putnam Variable Trust:
Diversified Income
2003	65	$16.32 to $16.93	$ 1,104	9.26%	0.00% to 0.80%	14.29% to 15.01%
2002	75	$14.28 to $14.72	1,098	9.00	0.00% to 0.80%	-3.73% to -2.95%
2001	90	$13.55 to $13.86	1,248	7.61	0.00% to 0.80%	2.99% to 3.82%
2000	107	$13.16 to $13.35	1,423	*	*	*
Growth and Income
2003	1,763	$21.30 to $22.51	39,560	2.10	0.00% to 0.80%	11.81% to 12.49%
2002	1,778	$19.05 to $20.01	35,471	1.69	0.00% to 0.80%	-19.44% to -18.79%
2001	1,771	$23.65 to $24.64	43,533	1.63	0.00% to 0.80%	-6.92% to -6.16%
2000	1,635	$25.40 to $26.26	42,843	*	*	*
International Growth
2003	128	$8.05	1,032	1.13	0.00%	12.27%
2002	152	$7.17	1,093	1.28	0.00%	-9.73%
2001	181	$7.94	1,433	-	0.00%	-23.76%
2000	214	$10.41	2,229	*	*	*
New Opportunities
2003	1,939	$16.82	32,620	-	0.00%	20.92%
2002	1,947	$13.91	27,087	-	0.00%	-30.29%
2001	1,917	$19.95	38,232	-	0.00%	-29.99%
2000	1,739	$28.49	49,552	*	*	*
Small Cap Value
2003	431	$11.30	4,869	0.49	0.00%	25.28%
2002	409	$9.02	3,690	0.26	0.00%	-18.06%
2001	109	$19.95	1,199	**	0.00%	**
2000	**	**	**	**	**	**

9-30-03 S-72

RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements-Unaudited

					Investment
		Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total Return
Division		(000's)	(lowest to highest)	(000's)	Ratio	(lowest to highest)	(lowest to highest)
Utilities Growth and Income
	2003	73	$15.96 to $16.51	$ 1,205	4.08%	0.00% to 0.80%	13.51% to 14.18%
	2002	83	$14.06 to $14.46	1,197	3.63	0.00% to 0.80%	-24.44% to -23.83%
	2001	101	$18.61 to $18.98	1,915	3.26	0.00% to 0.80%	-22.77% to -22.15%
	2000	119	$24.10 to $24.39	2,902	*	*	*
Voyager
	2003	3,611	$21.34 to $22.19	79,941	0.66	0.00% to 0.80%	14.42% to 15.09%
	2002	3,791	$18.65 to $19.28	72,929	0.83	0.00% to 0.80%	-26.93% to -26.34%
	2001	3,897	$25.52 to $26.17	101,802	0.11	0.00% to 0.80%	-22.87% to -22.24%
	2000	3,707	$33.09 to $33.65	124,602	*	*	*

*	Not provided for 2000
**	As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.
***	As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.
****	As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.

9-30-03 S-73

ReliaStar Life Insurance Company

Unaudited Financial Statements - Statutory Basis

Period Ended September 30, 2003

Contents

Unaudited Financial Statements - Statutory Basis

Unaudited Statement of Balance Sheet - Statutory Basis	09/30/03 F-2
Unaudited Statements of Operations - Statutory Basis	09/30/03 F-4
Unaudited Statements of Changes in Capital and Surplus - Statutory Basis	09/30/03 F-5
Unaudited Statements of Cash Flows - Statutory Basis	09/30/03 F-6

09/30/03 F-1
ReliaStar Life Insurance Company
Unaudited Balance Sheet - Statutory Basis

As of
September 30,
2003
(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 10,194,448
Preferred stocks	40,480
Common stocks	926
Subsidiaries	472,807
Mortgage loans	1,928,167
Real estate	99,865
Policy loans	621,108
Other invested assets	137,062
Cash and short-term investments	52,174
Receivable for securities	72,128
Total cash and invested assets	13,619,165

Deferred and uncollected premiums	107,431
Accrued investment income	124,814
Reinsurance balances recoverable	198,901
Net deferred tax asset	78,856
Separate account assets	4,067,280
Receivable from parent, subsidiaries and affiliates	48,723
Other assets	11,203
Total admitted assets	$ 18,256,373

09/30/03 F-2

ReliaStar Life Insurance Company
Unaudited Balance Sheet - Statutory Basis

As of
September 30,
2003
(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 9,958,377
Accident and health reserves	1,108,498
Deposit type contracts	661,602
Policyholder funds	407
Dividends left on deposit	651
Dividends payable	15,795
Unpaid claims	462,602
Total policy and contract liabilities	12,207,932

Interest maintenance reserve	18,028
Accounts payable and accrued expenses	154,134
Reinsurance balances due	77,915
Indebtedness to related parties	2,794
Contingency reserve	32,487
Asset valuation reserve	86,191
Borrowed money	277,688
Transfers to separate accounts due or accrued (net)	(255,537)
Other liabilities	167,828
Separate account liabilities	4,056,362
Total liabilities	16,825,822

Commitments and contingencies

Capital and surplus:
Common stock	2,500
Preferred capital stock	100
Surplus notes	100,000
Additional paid-in capital	1,085,221
Unassigned surplus	242,830
Less treasury stock - preferred stock at September 30, 2003	(100)
Total capital and surplus	1,430,551
Total liabilities and capital and surplus	$ 18,256,373

09/30/03 F-3
ReliaStar Life Insurance Company
Unaudited Statements of Operations - Statutory Basis

	Nine months ended September 30,
	2003	2002
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 1,927,421	$ 1,767,984
Policy proceeds and dividends left on deposit	792	1,260
Net investment income	596,298	676,420
Amortization of interest maintenance reserve	(9,903)	294
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	28,704	27,415
Miscellaneous income	83,306	48,594
Total premiums and other revenues	2,626,618	2,521,967

Benefits paid or provided for:
Death benefits	529,141	457,872
Annuity benefits	123,417	135,293
Surrender benefits	709,665	705,146
Interest on policy or contract funds	10,754	9,513
Accident and health benefits	304,366	219,080
Other benefits	2,935	3,333
Increase in life, annuity, and accident and health reserves	527,059	434,807
Net transfers to separate account	(102,306)	12,672
Total benefits paid or provided	2,105,031	1,977,716

Insurance expenses:
Commissions	180,254	187,411
General expenses	206,796	238,619
Insurance taxes, licenses and fees, excluding federal income taxes	22,296	26,034
Other	(1,939)	29,157
Total insurance expenses	407,407	481,221
	2,512,438	2,458,937

Gain from operations before dividends to policyholders,
federal income taxes and net realized capital losses	114,180	63,029

Dividends to policyholders	15,803	18,489
Gain from operations before federal income taxes and
net realized capital losses	98,377	44,540

Federal income tax (benefit) expense	(13,132)	32,579
Net gain from operations before net realized capital losses	111,509	11,961

Net realized capital losses	(23,511)	(47,533)
Net income	$ 87,998	$ (35,572)

09/30/03 F-4
ReliaStar Life Insurance Company
Unaudited Statements of Changes in Capital and Surplus - Statutory Basis

	Nine months ended September 30,
	2003	2002
	(In Thousands)

Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500

Preferred capital stock less treasury stock:
Balance at beginning and end of year	-	-

Surplus note:
Balance at beginning and ending of year	100,000	100,000

Additional paid-in capital:
Balance at beginning of year	1,085,221	1,085,011
Capital contribution	-	210
Balance at end of year	1,085,221	1,085,221

Unassigned surplus:
Balance at beginning of year	169,904	22,048
Net income (loss)	87,998	(60,152)
Change in net unrealized capital gains (losses)	4,998	63,003
Change in nonadmitted assets	22,243	(5,293)
Change in liability for reinsurance in unauthorized companies	(7,124)	(26,808)
Change in asset valuation reserve	(14,085)	13,393
Change in net deferred income tax	(25,267)	41,127
Other changes in surplus in separate account statement	6,243	-
Change in surplus as a result of reinsurance	(5,052)	20,605
Dividends to stockholders	(2,000)	-
Correction of error	-	34,419
Other changes	4,972	3,175
Balance at end of year	242,830	105,517
Total capital and surplus	$ 1,430,551	$ 1,293,238

09/30/03 F-5
ReliaStar Life Insurance Company
Unaudited Statements of Cash Flows - Statutory Basis

	Nine months ended September 30,
	2003	2002
	(In Thousands)

Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$ 1,927,580	$ 1,839,461
Net investment income received	762,944	732,864
Miscellaneous income	104,147	-
Commissions and expenses paid and other deductions	(384,689)	(14,094)
Benefits and loss related payments	(1,731,995)	(2,126,035)
Net transfers to separate accounts	157,308	(97,494)
Dividends paid to policyholders	(16,152)	(18,545)
Federal income taxes (received) paid	(92,551)	38,311
Net cash used in operations	726,592	354,468

Investments
Proceeds from sales, maturities, or repayments of investments:
Bonds	9,458,393	9,222,313
Stocks	8,328	9,273
Mortgage loans	123,266	104,795
Real estate	260	5,775
Other invested assets	10,560	9,794
Net gain or (losses) on cash and short-term investments	(445)	2,765
Miscellaneous proceeds	54,549	(18,207)
Net proceeds from sales, maturities, or repayments of investments	9,654,911	9,336,508

Cost of investments acquired:
Bonds	9,809,367	10,072,834
Stocks	2,208	69,223
Mortgage loans	321,975	164,548
Real estate	690	743
Other invested assets	25,093	14,558
Miscellaneous applications	67,779	9,383
Total cost of investments acquired	10,227,112	10,331,289

Net increase (decrease) in policy loans	(323)	(42,842)
Net cash used in investment activities	(571,878)	(951,939)

Financing and miscellaneous activities
Cash provided (used):
Surplus notes, capital and surplus paid-in	-	18,619
Borrowed funds	(45,131)	37,276
Net deposits on deposit-type contract funds	(115,013)	-
Dividends to stockholders	-	-
Other	(55,991)	278,235
Net cash used in financing and miscellaneous activities	(216,135)	334,130
Net change in cash and short-term investments	(61,421)	(263,341)
Cash and short-term investments:
Beginning of year	113,595	353,512
End of year	$ 52,174	$ 90,171
09/30/03 F-6
PART C
OTHER INFORMATION

Item 27	Exhibits

(a)

Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)

ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(2)

Amendment to Distribution Service Agreement dated March 7, 2002 by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
(5)

Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(6)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Form of Policy available (together with available Policy Riders). (Incorporated by reference to Post-Effective Amendment No. 9 on Form S-6, File No. 33-57244, as filed on April 23, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 33-57244, as filed on February 22, 1996.)
	(3)	Connecticut Modification Rider. (Incorporated by reference to Post-Effective Amendment No. 4 on Form X-6, File No. 33-57244, as filed on February 22, 1996.)
	(4)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 13 on Form S-6, File No. 33-57244, as filed on April 24. 2002.)
	(5)	Term Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3, File No. 333-92000, as filed on April 17, 2003.)
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)

Participation Agreement dated as of March 27, 2000 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc.

(d)

Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment dated as of March 28, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(c)

Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

Participation Agreement dated as of March 16, 1988 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(f)

Participation Agreement dated as of January 1, 1991 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)

Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(h)

Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(j)

Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(k)

Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(l)

Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(m)

Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(n)

Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

	(5)	(a)

Participation Agreement dated as of May 1, 2002 by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

		(b)	Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC.
	(6)	(a)

Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(7)	(a)

Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

Amendment dated as of March 26, 2002 to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance Company, as filed on October 24, 2002.)

(d)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(e)

Service Agreement effective as of December 6, 2001 by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(f)

Shareholder Servicing Agreement dated as of December 6, 2001 by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(g)

Amendment dated as of March 26, 2002 to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(h)

Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

	(8)	(a)

Participation Agreement dated as of May 1, 2001 between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment effective as of October 1, 2002 to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

		(c)	Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC.
	(9)	(a)

Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

		(c)	Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC.
(d)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(e)

Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 69431, as filed on April 14, 2000.)

(c)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

	(11)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post Effective Amendment No. 17 on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(e)

Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(f)

Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post Effective Amendment No. 17 on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

	(12)	(a)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

Participation Agreement dated as of January 14, 1994 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment No. 3 to Participation Agreement by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel. (Incorporated by Reference to Pre-Effective Amendment No. 16 to Registration Statement on Form N-6, File Number 33-57244, as filed on April 17, 2003.)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-70600), as filed on June 5, 2003 for Separate Account B of Golden American Life Insurance Company.)

Item 28	Directors and Officers of the Depositor
Name and Principal Business Address			Positions and Offices with Depositor
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, President and Chief Executive Officer
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, Senior Vice President and Chief Financial Officer
Allan Baker, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Investments
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President
Robert L. Francis, 6140 Stonehedge Mall Road, Suite. 375, Pleasanton, CA 94588			Senior Vice President
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.			Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President and Treasurer
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005			Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401			Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703			Vice President
Deborah Hancock, 1290 Broadway, Denver, CO 80203			Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401			Secretary
Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 30	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 31	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue, N.W. Minot, ND 58703	Director, Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Financial Operations Officer and Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Assistant Treasurer
Renee E. McKenzie, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$50,355,543
*	Includes payments to agents/registered representatives, broker/dealers, and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.

Item 32	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327. 20 Washington Avenue South, Minneapolis, MN 55401.

Item 33	Management Services
None.
Item 34	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Select HLife Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to this Registration Statement on Form N-6 (File No. 33-57244) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 9th day of February, 2004.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Keith Gubbay*
President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Keith Gubbay*	Director, President and Chief Financial Officer
Keith Gubbay	(principal executive officer)

Thomas J. McInerney*	Director
Thomas J. McInerney		February,
9, 2004
Mark A. Tullis*	Director
Mark A. Tullis

David Wheat*	Director, Senior Vice President and Chief Financial Officer
David Wheat	(principal accounting and financial officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

27-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

27-(h)(1)(c)

Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc.

27-(h)(5)(b)	Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC.

27-(h)(8)(c)	Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC.

27-(h)(9)(c)	Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC.

27-(n)	Consent of Independent Auditors - Ernst & Young LLP